[GRAPHIC OMITTED]
ANNUAL REPORT

OCTOBER 31, 2002


[GRAPHIC OMITTED]
GOODWIN


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND





[GRAPHIC OMITTED]
PHOENIX
INVESTMNENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT


DEAR SHAREHOLDER:

[PHOTO OMITTED]

      As a firm, Phoenix Investment Partners has always encouraged investors to use a variety of styles and strategies to mitigate the pain associated with the type of volatile market that we have experienced over the last 12 months and more. A diversified portfolio can help to offer protection by spreading investment risk across a broad spectrum of investment styles and asset classes. Less overlap or redundancy in a portfolio should translate into lower volatility and greater opportunity to participate in whatever style or asset class is currently in favor. Of course, diversification itself does not guarantee against a loss, and there can be no guarantee that a diversified portfolio will outperform a non-diversified portfolio.

      We recognize that it is important for investors to succeed in reaching their personal financial goals within the context of their risk tolerance and investment horizon. Your financial advisor can show you the benefits of asset allocation to help you shape an investment plan to meet your needs. Investors' biggest challenge is adopting an investing discipline and committing to it. As always, your financial advisor can provide the insight and wisdom to help keep you on track to meet your financial goals. To learn more about the markets and investing, ask your financial advisor to share Phoenix's exclusive "Investing Perspectives" presentation.

      If you have any questions about your account, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574. To obtain current mutual fund prices and performance information, go to PhoenixInvestments.com and select INDIVIDUAL INVESTORS to enter the "Investor Center." And, while you're there, take advantage of our new Investor Resources, including educational, tax and retirement topics.


Sincerely,

/S/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
President, Phoenix Funds

OCTOBER 31, 2002



--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, DAVID L. ALBRYCHT, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The fund's investment objective is total return. The fund is appropriate for investors with a moderate risk tolerance profile who are seeking to maximize current income consistent with preservation of capital by investing in a broadly diversified bond fund. The fund's duration is market neutral, that is, approximately equal to the benchmark index, the Lehman Brothers Aggregate Bond Index.

      Investors should note that the fund may hold foreign bonds, and foreign investments pose additional risk, such as currency fluctuation, less public disclosure, and political and economic uncertainty. The fund may also invest in high-yielding fixed-income securities that are generally subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding fixed-income securities.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED OCTOBER 31, 2002?

A: For the 12 months ended October 31, 2002, the fund significantly outperformed its peer Lipper group average. Class A shares returned 5.52% versus an average return of 2.79% for a peer universe of 125 funds, according to Lipper, Inc. Class B shares were up 4.74%, and Class C shares gained 4.71%. For the same period, the Lehman Brothers Aggregate Index returned 5.88%.1 All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future results.

Q: HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THIS PERIOD?

A: This has been a very strong period for fixed-income investing, as the market continued to benefit from the downturn in the stock market and the uncertain economic and geopolitical outlook. Treasuries benefited the most, as uncertainty fueled by the downfall of accounting scandals, continuing economic weakness and numerous pre-announcements by major firms of disappointing earnings, coupled with the threat of war with Iraq, led to a "flight to quality" by both bond investors and nervous equity investors who turned to "safer" fixed-income investments. In addition to Treasuries, other high quality sectors such as commercial mortgage-backed securities continued their impressive performance and were the best performing domestic bond sector.

      The high-yield and emerging market sectors were the worst performing sectors. In the high-yield sector, spreads remain at their widest levels since the early 1990s as the profitability of many companies continued to decline. The corporate default rate, as measured by Moody's Investor Services, escalated to an annual rate in excess of 10%, approaching the all-time peaks of the 1990 recession. In addition, performance was significantly impacted by the number of "fallen angels" entering the high yield universe. These are large-capitalization companies that were original issue investment-grade bonds now downgraded to non-investment grade or high yield status. The downgrades typically result in significant price depreciation. The class of fallen









1 THE LEHMAN BROTHERS AGGREGATE BOND INDEX MEASURES BROAD BOND MARKET
  TOTAL-RETURN PERFORMANCE. THE INDEX IS UNMANAGED, DOES NOT REFLECT MANAGEMENT FEES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT.

angels for the last 12 months included Enron, WorldCom, Tyco, Qwest, Dynegy, Williams Cos., and Georgia Pacific, to name a few of the more prominent companies.

      Emerging-market yields have generally widened and vary widely country by country. The market has been dominated by the Brazil election and default fears in both Argentina and Venezuela.

Q: WHAT FACTORS AFFECTED PERFORMANCE?

A: On the positive side, our overweight position in high quality commercial mortgage-backed issues added to performance relative to the benchmark. Another positive was our exposure to taxable municipal bonds, another good performing sector. On the negative side, was our exposure to the high yield sector, which while limited still impaired performance, as this sector was one of the worst performing during the year. Additionally, our typical underweighting in U.S. Treasuries also detracted from performance as Treasuries benefited from a general "flight to quality" as investor uncertainty remained high, driven by accounting scandals, earnings disappointments and heightened geopolitical risk.

Q: HOW IS THE PORTFOLIO CURRENTLY POSITIONED?

A: The current climate remains favorable for fixed-income investing: the economy is slowing, inflation is moderate, and the Fed is in an easing mode. We believe valuations in the non-Treasury sectors are currently very attractive, but sector and issue selection remains critically important. The portfolio is well-diversified across sectors and individual securities and heavily weighted in higher quality issues. We should continue to benefit from the high quality provided by our holdings in taxable municipal issues, commercial mortgage-backed securities, and Agency and non-Agency mortgages.

                                                               NOVEMBER 15, 2002

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (1)                        PERIODS ENDING 10/31/02
--------------------------------------------------------------------------------

                                                                        5           10       INCEPTION     INCEPTION
                                                         1 YEAR       YEARS        YEARS    TO 10/31/02      DATE
                                                         -----        -----        -----    -----------    ---------

        Class A Shares at NAV (2)                         5.52%       2.65%        6.10%          --              --
        Class A Shares at POP (3)                         0.51        1.65         5.58           --              --

        Class B Shares at NAV (2)                         4.74        1.88         5.32           --              --
        Class B Shares with CDSC (4)                      0.82        1.88         5.32           --              --

        Class C Shares at NAV (2)                         4.71        1.91           --         0.87%       10/14/97
        Class C Shares with CDSC (4)                      4.71        1.91           --         0.87        10/14/97

        Lehman Brothers Aggregate Bond Index (6)          5.88        7.43         7.47         7.42        10/31/97

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 This chart illustrates POP returns on Class A shares for ten years. Returns on Class B and Class C shares will vary due to differing sales charges.

6 The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total return performance. The index's performance does not reflect sales charges.

  All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



--------------------------------------------------------------------------------
  GROWTH OF $10,000                                        PERIODS ENDING 10/31
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


               Phoenix-Goodwin
                Multi-Sector
            Fixed Income Fund             Lehman Brothers
                 Class A (5)          Aggregate Bond Index (6)
10/30/92         $9,525.00                  $10,000.00
10/29/93        $11,197.10                  $11,187.20
10/31/94        $10,684.90                  $10,776.60
10/31/95        $12,161.60                  $12,463.30
10/31/96        $13,833.40                  $13,192.10
10/31/97        $15,108.40                  $14,365.00
10/30/98        $14,072.30                  $15,706.20
10/29/99        $14,912.60                  $15,789.60
10/31/00        $15,581.70                  $16,942.10
10/31/01        $16,314.60                  $19,408.90
10/31/02        $17,215.20                  $20,551.10

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/92 in Class A shares and reflects the maximum sales charge of 4.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS                                                     10/31/02
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

As a percentage of bond holdings

Corporate                              36%
Foreign Government                     23
Non-Agency Mortgage-Backed             19
Municipal                               8
Foreign Corporate                       8
Asset-Backed                            4
Credit Linked Notes                     1
Other                                   1

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND

--------------------------------------------------------------------------------
              TEN LARGEST FIXED INCOME HOLDINGS AT OCTOBER 31, 2002
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
 1. Russian Federation RegS                                4.8%
    FOREIGN GOVERNMENT BOND
 2. Middletown Trust Series C                              4.0%
    CORPORATE BOND
 3. Norwest Asset Securities Corp. 98-2, B1                2.1%
    NON-AGENCY MORTGAGE-BACKED SECURITY
 4. Mortgage Capital Funding, Inc. 98-MC2, B               2.0%
    NON-AGENCY MORTGAGE-BACKED SECURITY
 5. Federal Republic of Brazil C Bond                      1.8%
    FOREIGN GOVERNMENT SECURITY
 6. University of Miami Exchangeable Revenue
    Taxable Series A                                       1.5%
    MUNICIPAL BOND
 7. Bank of America Mortgage Securities 99-7, A24          1.5%
    NON-AGENCY MORTGAGE-BACKED SECURITY
 8. First Chicago/Lennar Trust 97-CHL1, D                  1.4%
    NON-AGENCY MORTGAGE-BACKED SECURITY
 9. Northwest Airlines Corp. 00-1                          1.4%
    CORPORATE BOND
10. Chicago Water Revenue                                  1.4%
    MUNICIPAL BOND
--------------------------------------------------------------------------------

                         INVESTMENTS AT OCTOBER 31, 2002


                                     STANDARD
                                     & POOR'S        PAR
                                      RATING        VALUE
                                    (Unaudited)     (000)           VALUE
                                    ----------    ----------    ------------

MUNICIPAL BONDS--7.3%

CALIFORNIA--1.7%
Fresno Pension Obligation Taxable
7.80%, 6/1/14 ......................   AAA         $    500     $    629,430

Oakland Pension Obligation Revenue
Taxable Series A 6.95%, 12/15/08 ...   AAA            1,530        1,821,787
                                                                ------------
                                                                   2,451,217
                                                                ------------

CONNECTICUT--2.0%
Mashantucket Western Pequot Tribe
Revenue Taxable Series A 6.91%,
9/1/12 .............................   AAA            1,400        1,589,112

Mashantucket Western Pequot Tribe
Revenue Taxable Series A 144A
6.57%, 9/1/13(b) ...................   AAA            1,075        1,187,176
                                                                ------------
                                                                   2,776,288
                                                                ------------

FLORIDA--1.5%
University of Miami Exchangeable
Revenue Taxable Series A 7.65%,
4/1/20 .............................   AAA            2,000        2,176,720

ILLINOIS--1.4%
Chicago Water Revenue 5%, 11/1/31 ..   AAA            2,000        1,996,940



                                     STANDARD
                                     & POOR'S        PAR
                                      RATING        VALUE
                                    (Unaudited)     (000)           VALUE
                                    ----------    ----------    ------------

SOUTH DAKOTA--0.7%
Educational Enhancement Funding
Corp. Taxable Series A 6.72%, 6/1/25    A          $  1,000     $    980,940

----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $9,541,592)                                      10,382,105
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.7%

Litigation Settlement Monetized Fee Trust
02-5A, A 6%, 10/25/32 ..............   Aa(c)          1,147        1,105,600

Pass-Through Amortizing Credit Card Trust
02-1A, A4FX 8.721%, 6/18/12 ........   BBB-             889          901,710

Pennant CBO Ltd. 1A, D 13.43%,
3/14/11(k),(l) .....................   Ba(c)          2,000        1,658,000

Prudential Holdings LLC Series FSA
7.245%, 12/18/23 ...................   AAA            1,500        1,609,053

----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,476,383)                                       5,274,363
----------------------------------------------------------------------------

CORPORATE BONDS--34.8%

AIRLINES--2.9%
Continental Airlines 01-1 6.703%,
6/15/21 ............................    A+            1,466        1,108,809

Northwest Airlines Corp. 00-1 8.072%,
10/1/19 ............................   AAA            1,874        2,000,860


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND


                                     STANDARD
                                     & POOR'S        PAR
                                      RATING        VALUE
                                    (Unaudited)     (000)           VALUE
                                    ----------    ----------    ------------

US Airways, Inc. Pass-Through Trust
6.85%, 1/30/18 .....................   BBB+        $  1,364     $  1,034,598
                                                                ------------
                                                                   4,144,267
                                                                ------------

ALUMINUM--1.0%
Alcoa, Inc. 4.25%, 8/15/07 .........    A               500          516,232

Century Aluminum Co. 11.75%,
4/15/08 ............................   BB-            1,000          925,000
                                                                ------------
                                                                   1,441,232
                                                                ------------

AUTO PARTS & EQUIPMENT--1.1%
Collins & Aikman Products 11.50%,
4/15/06 ............................    B             1,000          832,500

Collins & Aikman Products 10.75%,
12/31/11 ...........................    B               875          805,000
                                                                ------------
                                                                   1,637,500
                                                                ------------

BROADCASTING & CABLE TV--0.9%
Cox Communications, Inc. 7.125%,
10/1/12 ............................   BBB            1,000        1,035,019

Insight Communications Co., Inc. 0%,
2/15/11(d) .........................    B-              600          231,000
                                                                ------------
                                                                   1,266,019
                                                                ------------

CASINOS & GAMING--2.1%
Harrahs Operating Co., Inc. 7.50%,
1/15/09 ............................   BBB-             500          550,375

Hollywood Casino Corp. 11.25%,
5/1/07 .............................    B             1,000        1,085,000

MGM Mirage, Inc. 8.50%, 9/15/10 ....   BBB-           1,000        1,091,137

Mohegan Tribal Gaming Authority
8.125%, 1/1/06 .....................    BB              145          149,350

Penn National Gaming, Inc. 8.875%,
3/15/10 ............................    B-              150          151,875
                                                                ------------
                                                                   3,027,737
                                                                ------------

CONSUMER FINANCE--2.0%
CIT Group, Inc. 7.75%, 4/2/12 ......    A               500          511,972

Ford Motor Credit Co. 7.25%,
10/25/11 ...........................   BBB+             875          765,766



                                     STANDARD
                                     & POOR'S        PAR
                                      RATING        VALUE
                                    (Unaudited)     (000)           VALUE
                                    ----------    ----------    ------------

General Motors Acceptance Corp.
6.875%, 9/15/11 ....................   BBB+        $  1,000     $    912,641

Household Finance Corp. 6.75%,
5/15/11 ............................    A               750          663,973
                                                                ------------
                                                                   2,854,352
                                                                ------------

DIVERSIFIED FINANCIAL SERVICES--6.8%
General Electric Capital Corp. Series
MTNA 6%, 6/15/12 ...................   AAA            1,500        1,596,333

Middletown Trust Series C 11.75%,
7/15/10(k),(l) .....................    A             5,472        5,690,488

Pemex Project Funding Master Trust
9.125%, 10/13/10 ...................   BBB-             500          546,250

Stilwell Financial, Inc. 7.75%,
6/15/09 ............................   BBB+           1,000          972,830

TIAA Global Markets 4.125%, 11/15/07   AAA              850          865,045
                                                                ------------
                                                                   9,670,946
                                                                ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.5%
IMC Global, Inc. 7.625%, 11/1/05 ...    B+            1,035          999,336

Terra Industries, Inc.  Series B 10.50%,
6/15/05 ............................    B             1,290        1,096,500
                                                                ------------
                                                                   2,095,836
                                                                ------------

FOOD DISTRIBUTORS--0.3%
Fleming Cos., Inc. Series D 10.625%,
7/31/07 ............................    B               675          432,000

GAS UTILITIES--1.4%
Amerigas Partners/Eagle Finance
8.875%, 5/20/11 ....................   BB-            1,000        1,025,000

Transcontinental Gas Pipe Corp. 144A
8.875%, 7/15/12(b) .................   Ba(c)          1,000          970,000
                                                                ------------
                                                                   1,995,000
                                                                ------------

HEALTH CARE DISTRIBUTORS & SERVICES--1.1%
AmerisourceBergen Corp. 8.125%,
9/1/08 .............................   BB-            1,000        1,075,000

Fresenius Medical Capital Trust IV
7.875%, 6/15/11 ....................    B+              650          513,500
                                                                ------------
                                                                   1,588,500
                                                                ------------


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND


                                     STANDARD
                                     & POOR'S        PAR
                                      RATING        VALUE
                                    (Unaudited)     (000)           VALUE
                                    ----------    ----------    ------------

HEALTH CARE FACILITIES--0.7%
HCA, Inc. 6.30%, 10/1/12 ...........   BBB-        $  1,000     $    968,806

HOMEBUILDING--1.3%
Ryland Group 8%, 8/15/06 ...........   BB+            1,000        1,015,000

WCI Communities, Inc. 9.125%, 5/1/12    B             1,000          832,500
                                                                ------------
                                                                   1,847,500
                                                                ------------

HOTELS, RESORTS & CRUISE LINES--0.7%
Park Place Entertainment Corp. 7%,
7/15/04 ............................   BBB-           1,000        1,009,150

INDUSTRIAL MACHINERY--0.7%
Dresser, Inc. 9.375%, 4/15/11 ......    B             1,000          945,000

INTEGRATED OIL & GAS--0.7%
Motiva Enterprises LLC 144A 5.20%,
9/15/12(b) .........................    A+            1,000          989,330

INTEGRATED TELECOMMUNICATION SERVICES--2.0%
AT&T Corp. 6%, 3/15/09 .............   BBB+              54           51,650

AT&T Corp. 7.30%, 11/15/11 .........   BBB+           1,000          981,911

Sprint Capital Corp. 7.625%, 1/30/11   BBB-           1,000          806,936

Verizon Global Funding Corp.
7.25%, 12/1/10 .....................    A+            1,000        1,084,181
                                                                ------------
                                                                   2,924,678
                                                                ------------

LEISURE FACILITIES--0.3%
Bally Total Fitness Holding Corp.
Series D 9.875%, 10/15/07 ..........    B-              425          367,625

MANAGED HEALTH CARE--0.4%
Coventry Health Care, Inc. 8.125%,
2/15/12 ............................   BB+              500          520,000

OIL & GAS EXPLORATION & PRODUCTION--2.8%
Andarko Petroleum Corp. 5%, 10/1/12    BBB+           1,250        1,245,559

Chesapeake Energy Corp. 8.375%,
11/1/08 ............................    B+            1,620        1,664,550

Magnum Hunter Resources, Inc. 9.60%,
3/15/12 ............................    B+              295          311,225

Pioneer Natural Resource Co. 7.50%,
4/15/12 ............................   BB+              700          753,294
                                                                ------------
                                                                   3,974,628
                                                                ------------



                                     STANDARD
                                     & POOR'S        PAR
                                      RATING        VALUE
                                    (Unaudited)     (000)           VALUE
                                    ----------    ----------    ------------

OIL & GAS REFINING & MARKETING--0.5%
Valero Energy Corp. 6.875%, 4/15/12    BBB         $    750     $    724,400

PACKAGED FOODS & MEATS--0.2%
Land O Lakes, Inc. 8.75%, 11/15/11 .    BB              500          280,000

PAPER PACKAGING--0.7%
Jefferson Smurfit Corp. 144A 8.25%,
10/1/12(b) .........................    B             1,000        1,030,000

PUBLISHING & PRINTING--1.1%
Dex Media East W.I. LLC / FIN144A
12.125%, 11/15/12(b) ...............    B               500          517,500

Reed Elsevier Capital 6.75%, 8/1/11     A-            1,000        1,105,424
                                                                ------------
                                                                   1,622,924
                                                                ------------

SPECIALTY STORES--0.7%
Autonation, Inc. 9%, 8/1/08 ........   BB+            1,000        1,022,500

WIRELESS TELECOMMUNICATION SERVICES--0.9%
AT&T Wireless Services, Inc. 7.35%,
3/1/06 .............................   BBB            1,500        1,327,500

----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $51,363,610)                                     49,707,430
----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--17.8%

Bank of America Mortgage Securities
99-7, A24 6.50%, 7/25/29 ...........   AAA            2,000        2,076,250

Commercial Resecuritization Trust
01-ABC2, A1 7.17%, 2/21/13(j) ......   Aaa(c)         1,750        1,931,563

CS First Boston Mortgage Securities
Corp. 97-1R, 1M4 7.387%, 2/28/22(d)    Baa(c)         1,920        1,922,433

CS First Boston Mortgage Securities
Corp. 97-C2, A3 6.55%, 1/17/35(j) ..   AAA            1,000        1,112,220

First Chicago/Lennar Trust 97-CHL1,
D 8.114%, 4/29/39(d) ...............   BB(c)          2,000        2,032,812

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/15/29 .....   Aaa(c)         1,000        1,096,169

Mortgage Capital Funding, Inc. 98-MC2,
B 6.549%, 6/18/30 ..................   Aa(c)          2,500        2,789,453

Norwest Asset Securities Corp. 97-18,
B2 6.75%, 12/25/27 .................   A+(c)            990        1,025,911


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND


                                     STANDARD
                                     & POOR'S        PAR
                                      RATING        VALUE
                                    (Unaudited)     (000)           VALUE
                                    ----------    ----------    ------------

Norwest Asset Securities Corp. 98-2, B1
6.50%, 2/25/28 .....................   AA+(c)      $  2,833     $  2,946,365

Norwest Asset Securities Corp. 98-22,
B3 6.25%, 9/25/28 ..................   A-(c)            594          605,632

Norwest Asset Securities Corp. 99-3,
B3 6%, 1/25/29 .....................   BBB+(c)          715          718,121

Norwest Asset Securities Corp. 99-6,
B3 6%, 3/25/29 .....................   BBB+(c)          419          420,752

Norwest Asset Securities Corp. 99-12,
B3 6.25%, 5/25/29 ..................   BBB(c)           479          485,547

Norwest Asset Securities Corp. 99-17,
B3 6.25%, 6/25/29 ..................   BBB(c)           540          547,066

Paine Webber Mortgage Acceptance
Corp. 00-1, M 7.75%, 9/25/30 .......   AA(c)          1,910        1,905,969

Structured Asset Securities Corp. ..
00-C2, L 3.579%, 5/20/09(d) ........   BBB-(c)        1,430        1,430,303

Wells Fargo Mortgage Backed Securities
Trust 00-2, 2B2 7.75%, 6/25/30 .....   A(c)             617          627,281

Wells Fargo Mortgage Backed Securities
Trust 00-2, 2B3 7.75%, 6/25/30 .....   BBB(c)           412          424,978

Wells Fargo Mortgage Backed Securities
Trust 00-6, B2 7%, 8/25/30 .........   A(c)             773          801,851

Wells Fargo Mortgage Backed Securities
Trust 00-6, B3 7%, 8/25/30 .........   BBB(c)           515          521,799

----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $23,766,772)                                     25,422,475
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--21.6%

BELIZE--1.2%
Government of Belize 9.50%, 8/15/12    BB-            1,750        1,740,375

BRAZIL--1.8%
Federal Republic of Brazil C Bond 8%,
4/15/14 ............................    B+            4,310        2,526,699

BULGARIA--1.1%
Republic of Bulgaria 144A 8.25%,
1/15/15(b) .........................    BB              254          271,780



                                     STANDARD
                                     & POOR'S        PAR
                                      RATING        VALUE
                                    (Unaudited)     (000)          VALUE
                                    ----------    ----------    ------------


Republic of Bulgaria Reg S 8.25%,
1/15/15 ............................    BB         $  1,246     $  1,333,220
                                                                ------------
                                                                   1,605,000
                                                                ------------

COLOMBIA--1.3%
Republic of Colombia 10%, 1/23/12 ..    BB            1,000          905,000

Republic of Colombia 11.75%, 2/25/20    BB            1,000          944,000
                                                                ------------
                                                                   1,849,000
                                                                ------------

COSTA RICA--0.4%
Republic of Costa Rica 144A 8.11%,
2/1/12(b) ..........................    BB              500          507,500

EL SALVADOR--0.8%
Republic of El Salvador 144A 8.25%,
4/10/32(b) .........................   BB+            1,165        1,100,925

HUNGARY--0.7%
Hungary T-Bills 0%, 1/22/03 ........    A+          250,000(f)     1,005,446

JAMAICA--1.0%
Government of Jamaica 144A 11.75%,
5/15/11(b) .........................   Ba(c)            500          555,000

Government of Jamaica 10.625%,
6/20/17 ............................    B+              850          841,500
                                                                ------------
                                                                   1,396,500
                                                                ------------

MEXICO--2.3%
United Mexican States Global Bond
7.50%, 1/14/12 .....................   BBB-           1,750        1,826,563

United Mexican States Global Bond
8.125%, 12/30/19 ...................   BBB-           1,500        1,500,000
                                                                ------------
                                                                   3,326,563
                                                                ------------

NORWAY--0.7%
Norway T-Bills Series SS73 0%,
12/18/02 ...........................   Aa(c)          7,500(g)     1,000,253

PANAMA--0.7%
Republic of Panama 9.625%, 2/8/11 ..    BB            1,000        1,047,500

PHILIPPINES--0.7%
Republic of the Philippines 9.875%,
1/15/19 ............................   BB+            1,000          993,750

POLAND--0.8%
Republic of Poland 6.25%, 7/3/12 ...   BBB+           1,000        1,087,500


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND


                                     STANDARD
                                     & POOR'S        PAR
                                      RATING        VALUE
                                    (Unaudited)     (000)          VALUE
                                    ----------    ----------     -----------

RUSSIA--4.8%
Russian Federation RegS 5%, 3/31/30(d) BB-         $  9,000     $  6,879,375

SOUTH AFRICA--1.8%
Republic of South Africa Series R 153
13%, 8/31/10 .......................    A-           10,000(h)     1,069,241

Republic of South Africa 7.375%,
4/25/12 ............................   BBB-           1,500        1,576,875
                                                                ------------
                                                                   2,646,116
                                                                ------------

UKRAINE--1.2%
Government of Ukraine RegS 11%,
3/15/07 ............................    B             1,680        1,726,200

VIETNAM--0.3%
Socialist Republic of Vietnam 4%,
3/14/16(d) .........................   BB-              500          422,500

-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $29,506,831)                                     30,861,202
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--7.2%

AUSTRIA--0.7%
Sappi Pappier Holding AG 144A
6.75%, 6/15/12(b) ..................   BBB            1,000        1,074,036

CANADA--1.5%
Rogers Cable 7.875%, 5/1/12 ........   BBB-           1,000          904,329

Tembec Industries, Inc. 7.75%,
3/15/12 ............................   BB+            1,250        1,234,375
                                                                ------------
                                                                   2,138,704
                                                                ------------

CHILE--0.8%
Petropower I Funding Trust 144A
7.36%, 2/15/14(b) ..................   BBB            1,174        1,102,683

IRELAND--1.6%
Clondalkin Industries plc 10.625%,
1/15/10 ............................    B-            1,500(e)     1,530,051

MDP Acquisitions PLC 144A 9.625%,
10/1/12(b) .........................    B               750          772,500
                                                                ------------
                                                                   2,302,551
                                                                ------------



                                     STANDARD
                                     & POOR'S        PAR
                                      RATING        VALUE
                                    (Unaudited)     (000)           VALUE
                                    ----------    ----------    ------------

MEXICO--0.7%
Grupo Transportacion Ferroviaria
Mexicana SA de CV 11.75%, 6/15/09(d)   BB-         $  1,100     $  1,036,750

NETHERLANDS--1.2%
Deutsche Telekom International Finance
DT 8.50%, 6/15/10(d) ...............   BBB+           1,000        1,115,810

Kazkommerts International RegS
10.125%, 5/8/07 ....................    B+              500          536,250
                                                                ------------
                                                                   1,652,060
                                                                ------------

RUSSIA--0.4%
Tyumen Oil W.I. 144A 11%, 11/6/07(b)    B+              500          509,813

UNITED KINGDOM--0.3%
Xerox Capital Europe plc 5.875%,
5/15/04 ............................    B+              500          437,500

----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $10,377,734)                                     10,254,097
----------------------------------------------------------------------------

CREDIT LINKED NOTES--1.4%

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
STEERS Credit Linked Trust 2001,
Series SLR-2 Repackaged Selectron
Corp. 5.77%, 5/20/03(d) ............    NR            2,000        1,915,000

----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $2,000,000)                                       1,915,000
----------------------------------------------------------------------------

LOAN PARTICIPATIONS--0.6%

BROADCASTING & CABLE TV--0.6%
United Pan-Europe Communications
5.815%, 3/31/09(d) .................    NR            1,500          881,250

----------------------------------------------------------------------------
TOTAL LOAN PARTICIPATIONS
(IDENTIFIED COST $1,177,774)                                         881,250
----------------------------------------------------------------------------

TARGETED RETURN INDEX SECURITIES--1.0%

Lehman Brothers Targeted Return Index
Securities Trust 10-02 144A 6.921%,
1/15/12(b),(d) .....................   A(c)           1,314        1,404,679

----------------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $1,320,002)                                       1,404,679
----------------------------------------------------------------------------


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND





                                                   SHARES          VALUE
                                                   ------          -----

PREFERRED STOCKS--1.6%

ALTERNATIVE CARRIERS--0.0%
Global Crossing Holdings Ltd. Pfd. PIK
10.50%(m) .......................................     1,050     $          0

CONSUMER FINANCE--1.6%
Home Ownership Funding Corp. II
Step-down Pfd. 144A 13.338%(b),(d) ..............     3,500        2,295,727

----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $2,256,135)                                       2,295,727
----------------------------------------------------------------------------

COMMON STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
AT&T Latin America Corp. Class A(i) .............   137,550           30,261

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(i),(k),(l) .................     3,650            7,300

----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $756,366)                                            37,561
----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.0%
(IDENTIFIED COST $137,543,199) ..................                138,435,889(a)

Other assets and liabilities, net--3.0% .........                  4,250,548
                                                                ------------
NET ASSETS--100.0% ..............................               $142,686,437
                                                                ============


(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,206,079 and gross depreciation of $4,813,425 for federal income tax purposes. At October 31, 2002, the aggregate cost of securities for federal income tax purposes was $138,043,235.
(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002 these securities amounted to a value of $14,288,649 or 10.0% of net assets.
(c)As rated by Moody's or Fitch.
(d)Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)Par value represents Euro.
(f)Par value represents Hungarian Forint.
(g)Par value represents Norwegian Krone
(h)Par value represents South African Rand.
(i)Non income producing.
(j)All or a portion segregated as collateral for a when-issued security.
(k)Security valued at fair value as determined in good faith by or under the direction of the Trustees. At October 31, 2002, these securities, which are included in illiquid securities below, amounted to $7,355,788 or 5.2% of net assets.
(l)Illiquid. At October 31, 2002, these securities amounted to a value of $7,355,788 or 5.2% of net assets.
(m)Security in default.


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2002

ASSETS
Investment securities at value
   (Identified cost $137,543,199)                                  $138,435,889
Receivables
   Investment securities sold                                        10,229,933
   Interest                                                           2,307,521
   Fund shares sold                                                      50,665
   Other receivables                                                      6,615
   Receivable from advisor                                                  333
Prepaid expenses                                                          2,689
                                                                   ------------
     Total assets                                                   151,033,645
                                                                   ------------
LIABILITIES
Payables
   Cash overdraft                                                     3,957,020
   Investment securities purchased                                    3,744,112
   Fund shares repurchased                                              208,454
   Income distribution payable                                          166,731
   Investment advisory fee                                               66,290
   Transfer agent fee                                                    60,571
   Distribution fee                                                      52,210
   Financial agent fee                                                   13,280
   Trustees' fee                                                          5,200
Accrued expenses                                                         73,340
                                                                   ------------
     Total liabilities                                                8,347,208
                                                                   ------------
NET ASSETS                                                         $142,686,437
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $223,110,738
Distributions in excess of net investment income                       (166,732)
Accumulated net realized loss                                       (81,151,386)
Net unrealized appreciation                                             893,817
                                                                   ------------
NET ASSETS                                                         $142,686,437
                                                                   ============
CLASS A
Shares of beneficial interest, no par value,
   166,666,667 authorization (Net Assets $107,782,403)               10,976,814
Net asset value per share                                                $ 9.82
Offering price per share $9.82/(1-4.75%)                                 $10.31

CLASS B
Shares of beneficial interest, no par value,
   166,666,667 authorization (Net Assets $28,982,222)                 2,957,686
Net asset value and offering price per share                             $ 9.80

CLASS C
Shares of beneficial interest, no par value,
   166,666,667 authorization (Net Assets $5,921,812)                    602,057
Net asset value and offering price per share                             $ 9.84




                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2002

INVESTMENT INCOME
Interest                                                         $  13,146,070
Dividends                                                              309,963
                                                                 -------------
     Total investment income                                        13,456,033
                                                                 -------------
EXPENSES
Investment advisory fee                                                826,620
Distribution fee, Class A                                              278,750
Distribution fee, Class B                                              328,308
Distribution fee, Class C                                               59,638
Financial agent fee                                                    164,194
Transfer agent                                                         301,494
Custodian                                                               53,437
Registration                                                            45,212
Professional                                                            39,791
Printing                                                                29,718
Trustees                                                                25,867
Miscellaneous                                                           25,043
                                                                 -------------
     Total expenses                                                  2,178,072
     Custodian fees paid indirectly                                     (1,365)
                                                                 -------------
     Net expenses                                                    2,176,707
                                                                 -------------
NET INVESTMENT INCOME                                               11,279,326
                                                                 -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                    (14,181,379)
Net realized loss on foreign currency                                  (31,055)
Net change in unrealized appreciation (depreciation)
   on investments                                                   10,741,385
Net change in unrealized appreciation (depreciation)
   on swap agreements                                                  188,462
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                   (2,313)
                                                                   -----------
NET LOSS ON INVESTMENTS                                             (3,284,900)
                                                                 -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   7,994,426
                                                                 =============


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    Year Ended       Year Ended
                                                                                     10/31/02         10/31/01
                                                                                  -------------    -------------
FROM OPERATIONS
   Net investment income (loss)                                                   $  11,279,326    $  14,969,587
   Net realized gain (loss)                                                         (14,212,434)     (11,533,736)
   Net change in unrealized appreciation (depreciation)                              10,927,534        4,220,082
                                                                                  -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        7,994,426        7,655,933
                                                                                  -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                    (8,244,399)      (9,620,742)
   Net investment income, Class B                                                    (2,198,126)      (3,724,421)
   Net investment income, Class C                                                      (394,118)        (492,856)
   Tax return of capital, Class A                                                      (127,846)        (383,155)
   Tax return of capital, Class B                                                       (33,399)        (148,886)
   Tax return of capital, Class C                                                        (5,988)         (19,702)
                                                                                  -------------    -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        (11,003,876)     (14,389,762)
                                                                                  -------------    -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,578,833 and 4,118,747 shares, respectively)      15,754,567       43,427,689
   Net asset value of shares issued from reinvestment of distributions
     (508,905 and 560,541 shares, respectively)                                       5,073,191        5,814,042
   Cost of shares repurchased (2,608,174 and 3,660,493 shares, respectively)        (26,042,619)     (38,333,034)
                                                                                  -------------    -------------
Total                                                                                (5,214,861)      10,908,697
                                                                                  -------------    -------------
CLASS B
   Proceeds from sales of shares (456,919 and 387,299 shares, respectively)           4,537,720        4,039,408
   Net asset value of shares issued from reinvestment of distributions
     (125,361 and 203,744 shares, respectively)                                       1,248,476        2,115,663
   Cost of shares repurchased (1,425,723 and 2,888,405 shares, respectively)        (14,232,037)     (30,237,803)
                                                                                  -------------    -------------
Total                                                                                (8,445,841)     (24,082,732)
                                                                                  -------------    -------------
CLASS C
   Proceeds from sales of shares (204,703 and 268,418 shares, respectively)           2,047,218        2,837,167
   Net asset value of shares issued from reinvestment of distributions
     (22,128 and 25,367 shares, respectively)                                           220,919          263,283
   Cost of shares repurchased (236,906 and 274,596 shares, respectively)             (2,373,211)      (2,811,545)
                                                                                  -------------    -------------
Total                                                                                  (105,074)         288,905
                                                                                  -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (13,765,776)     (12,885,130)
                                                                                  -------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            (16,775,226)     (19,618,959)

NET ASSETS
   Beginning of period                                                              159,461,663      179,080,622
                                                                                  -------------    -------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
     OF ($166,732), AND ($196,319) RESPECTIVELY]                                  $ 142,686,437    $ 159,461,663
                                                                                  =============    =============


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS A
                                                             -------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31
                                                             -------------------------------------------------------------
                                                               2002(4)        2001        2000        1999        1998
Net asset value, beginning of period                           $10.03        $10.44      $10.85      $11.20       $13.50
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                  0.75          0.85        0.95        0.96         1.07
   Net realized and unrealized gain (loss)                      (0.21)        (0.37)      (0.46)      (0.30)       (1.88)
                                                               ------        ------      ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                            0.54          0.48        0.49        0.66        (0.81)
                                                               ------        ------      ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.74)        (0.86)      (0.90)      (1.01)       (1.07)
   Distributions from net realized gains                           --            --          --          --        (0.42)
   Tax return of capital                                        (0.01)        (0.03)         --          --           --
                                                               ------        ------      ------      ------       ------
     TOTAL DISTRIBUTIONS                                        (0.75)        (0.89)      (0.90)      (1.01)       (1.49)
                                                               ------        ------      ------      ------       ------
Change in net asset value                                       (0.21)        (0.41)      (0.41)      (0.35)       (2.30)
                                                               ------        ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                 $ 9.82        $10.03      $10.44      $10.85       $11.20
                                                               ======        ======      ======      ======       ======
Total return(1)                                                  5.52%         4.70%       4.49%       5.97%       (6.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                        $107,782      $115,278    $109,356    $125,931     $156,317
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                            1.25%(3)      1.27%(2)    1.22%(2)    1.14%(3)     1.08 %
   Net investment income                                         7.42%         8.90%       8.99%       8.59%        8.17 %
Portfolio turnover                                                156%          210%        168%        133%         157 %

(1)Maximum sales charges are not reflected in the total return calculation.
(2)The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)For the year ended October 31, 2002, and the year ended October 31, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.26% and 1.13%, respectively.
(4)As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01, and increase the ratio of net investment income to average net assets from 7.33% to 7.42%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS B
                                                               ----------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31
                                                               ----------------------------------------------------------
                                                               2002(4)        2001        2000        1999        1998
Net asset value, beginning of period                           $10.01        $10.42      $10.84      $11.18       $13.48
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                  0.67          0.78        0.87        0.87         0.96
   Net realized and unrealized gain (loss)                      (0.21)        (0.37)      (0.47)      (0.29)       (1.87)
                                                               ------        ------      ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                            0.46          0.41        0.40        0.58        (0.91)
                                                               ------        ------      ------      ------       ------
LESS DISTRIBUTIONS
Dividends from net investment income                            (0.66)        (0.79)      (0.82)      (0.92)       (0.97)
   Distributions from net realized gains                           --            --          --          --        (0.42)
   Tax return of capital                                        (0.01)        (0.03)         --          --           --
                                                               ------        ------      ------      ------       ------
     TOTAL DISTRIBUTIONS                                        (0.67)        (0.82)      (0.82)      (0.92)       (1.39)
                                                               ------        ------      ------      ------       ------
Change in net asset value                                       (0.21)        (0.41)      (0.42)      (0.34)       (2.30)
                                                               ------        ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                 $ 9.80        $10.01      $10.42      $10.84       $11.18
                                                               ======        ======      ======      ======       ======
Total return(1)                                                  4.74%         3.94%       3.66%       5.15%       (7.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $28,982       $38,037     $63,529     $92,725     $124,075
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                            2.00%(3)      2.01%(2)    1.95%(2)    1.89%(3)     1.84 %
   Net investment income                                         6.69%         8.21%       8.24%       7.83%        7.36 %
Portfolio turnover                                                156%          210%        168%        133%         157 %


                                                                                         CLASS C
                                                               ----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31
                                                               ----------------------------------------------------------
                                                               2002(4)        2001        2000        1999         1998
Net asset value, beginning of period                           $10.04        $10.45      $10.87      $11.21       $13.48
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                  0.68          0.77        0.86        0.88         0.97
   Net realized and unrealized gain (loss)                      (0.21)        (0.36)      (0.46)      (0.30)       (1.85)
                                                               ------        ------      ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                            0.47          0.41        0.40        0.58        (0.88)
                                                               ------        ------      ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.66)        (0.79)      (0.82)      (0.92)       (0.97)
   Distributions from net realized gains                           --            --          --          --        (0.42)
   Tax return of capital                                        (0.01)        (0.03)         --          --           --
                                                               ------        ------      ------      ------       ------
     TOTAL DISTRIBUTIONS                                        (0.67)        (0.82)      (0.82)      (0.92)       (1.39)
                                                               ------        ------      ------      ------       ------
Change in net asset value                                       (0.20)        (0.41)      (0.42)      (0.34)       (2.27)
                                                               ------        ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                 $ 9.84        $10.04      $10.45      $10.87       $11.21
                                                               ======        ======      ======      ======       ======
Total return(1)                                                  4.71%         3.92%       3.65%       5.23%       (7.36)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $5,922        $6,147      $6,195      $7,145       $5,937
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                            2.00%(3)      2.02%(2)    1.97%(2)    1.89%(3)     1.88 %
   Net investment income                                         6.66%         8.18%       8.23%       7.83%        7.46 %
Portfolio turnover                                                156%          210%        168%        133%         157 %


(1)Maximum sales charges are not reflected in the total return calculation.
(2)The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3)For the years ended October 31, 2002 and 1999, the ratios of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratios would be 2.01% and 1.88%, respectfully.
(4)As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01 for class B and class C, decrease net realized and unrealized gains and losses per share by $0.01 for class B and class C, and increase the ratio of net investment income to average net assets from 6.61% to 6.69% for class B and from 6.57% to 6.66% for class C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, DAVID L. ALBRYCHT, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The fund's investment objective is total return. The fund is appropriate for investors with a moderate risk tolerance profile who are seeking to maximize current income consistent with preservation of capital by investing in a broadly diversified short-term bond fund. The fund's duration is market neutral, that is, approximately equal to the benchmark index, the Merrill Lynch Medium Quality Corporate Short Term Bond Index.

      Investors should note that the fund may hold foreign bonds, and foreign investments pose additional risk, such as currency fluctuation, less public disclosure, and political and economic uncertainty. The fund may also invest in high-yielding fixed-income securities that are generally subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding fixed-income securities.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED OCTOBER 31, 2002?

A: For the 12 months ended October 31, 2002, the fund (class A shares) outperformed its benchmark by nearly 200 basis points, returning 5.22% versus 3.37% for the Merrill Lynch Medium Quality Corporate Short Term Bond Index.1 Class B shares were up 4.94% and Class C shares gained 5.17%. The longer duration, broad market index, the Lehman Brothers Aggregate Bond Index, returned 5.88% for the same period.2 All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future results.

Q: CAN YOU PROVIDE US WITH A BRIEF OVERVIEW OF THE BOND MARKET DURING THIS
PERIOD?

A: The U.S. bond market continued to benefit from the downturn in the equity markets and the uncertain economic and geopolitical outlook. Treasuries benefited the most, as investor uncertainty led to a "flight to quality." Performance was directly correlated to quality. Investment-grade spread sectors (i.e., non-Treasury securities) continue to benefit from their yield advantage. Emerging markets were volatile, with bad news in Brazil and Argentina offsetting credit improvement in Mexico, Russia and Asia. Spreads in the high yield sector reached at all-time highs as rating agencies reacted to continued corporate accounting scandals and reports of management malfeasance.

      Interest rates declined across the yield curve, with the largest declines in the short- to intermediate-term sector. Two-year Treasuries hit their lowest levels in 30 years, while the 10-year Treasury reached a new 40-year low. At its September meeting, the Fed voted to leave the Fed Funds rate unchanged at 1.75%. At its November 6 meeting, prior to this being written, the Fed signaled its renewed bias to lower rates to balance the risks to economic recovery versus inflation as we experienced continuing slowdowns in spending, hiring and productivity. The Fed cut rates to 1.25%, for a total cut of 525 basis points since early 2001. The Fed Funds rate is now at its lowest level since July 1961.


1 THE MERRILL LYNCH MEDIUM QUALITY CORPORATE SHORT TERM BOND INDEX MEASURES
  SHORT-TERM MEDIUM QUALITY CORPORATE BOND MARKET TOTAL-RETURN PERFORMANCE.
2 THE LEHMAN BROTHERS AGGREGATE BOND INDEX MEASURES BROAD BOND MARKET
  TOTAL-RETURN PERFORMANCE.
THE INDEXES ARE UNMANAGED, DO NOT REFLECT MANAGEMENT FEES AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

Q: HOW DID THE FUND PERFORM IN THIS ENVIRONMENT?

A: The fund benefited from portfolio our focus on high quality issues as well as good sector selection. Our overweighting in high quality commercial mortgage-backed securities was a strong contributor to performance as this has been one of the best performing domestic bond sectors. Another positive was our overweighted exposure to taxable municipal issues, another strong performing sector.

Q: WHAT IS YOUR OUTLOOK?

A: Corporate bond yields have been pushed to record premiums over U.S. Treasuries by investors concerned about borrowers' creditworthiness. Yields on investment-grade corporate bonds reached 2.51% over Treasuries, the widest in at least 10 years, according to Merrill Lynch. Investors are increasingly concerned about companies' ability to pay debts. While we ultimately expect corporate bonds to add to performance, we expect the next few months, at least, will continue to be a challenging credit environment.

Q: HOW IS THE FUND CURRENTLY POSITIONED?

A: We continue to emphasize diversification by sector and within sectors, particularly high yield and investment-grade corporates. Individual security selection remains key. Our experienced team of credit analysts will continue to closely monitor existing holdings. The practice of owning small positions in individual names ("granularity") has served us well; we will continue to follow that strategy. We will also continue to emphasize high quality sectors, such as taxable municipals, commercial mortgage-backed securities, and investment-grade corporates.

                                                               NOVEMBER 15, 2002

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS (1)                       PERIODS ENDING 10/31/02
--------------------------------------------------------------------------------

                                                                     5           10       INCEPTION     INCEPTION
                                                      1 YEAR       YEARS        YEARS    TO 10/31/02      DATE
                                                      ------       -----        -----    -----------    ---------
        Class A Shares at NAV (2)                      5.22%       5.46%        6.70%          --             --
        Class A Shares at POP (3)                      2.86        4.98         6.46           --             --

        Class B Shares at NAV (2)                      4.94        4.90         6.17           --             --
        Class B Shares with CDSC (4)                   3.44        4.90         6.17           --             --

        Class C Shares at NAV (2)                      5.17        5.28           --         4.92%        10/1/97

        Merrill Lynch Medium Quality Corporate
        Short-Term Bond Index (6)                      3.37        6.44         6.49         6.47         9/30/97

        Lehman Brothers Aggregate Bond Index (7)       5.88        7.43         7.47         7.60         9/30/97


1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 2% to 0% over a three year period.

5 This chart illustrates POP returns on Class A shares and CDSC returns for Class B for ten years. Returns on Class C shares will vary due to differing sales charges.

6 The Merrill Lynch Medium Quality Corporate Short-Term Bond Index is an unmanaged, commonly used measure of total return performance of corporate bonds with maturities of 1-2.99 years and medium quality ratings. The index's performance does not reflect sales charges.

7 The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total return performance. The index's performance does not reflect sales charges.

   All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
  GROWTH OF $10,000                                         PERIODS ENDING 10/31
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


              PHOENIX-GOODWIN         PHOENIX-GOODWIN         MERRILL LYNCH         LEHMAN BROTHERS
                MULTI-SECTOR           MULTI-SECTOR           MEDIUM QUALITY        AGGREGATE BOND
              SHORT TERM BOND         SHORT TERM BOND      CORPORATE SHORT-TERM        INDEX (7)
              FUND CLASS A (5)         FUND CLASS B (5)       BOND INDEX (6)
              ----------------        -----------------    --------------------     ---------------

10/30/92          $9,775.00              $10,000.00             $10,000.00            $10,000.00
10/29/93         $10,605.30              $10,802.30             $10,747.20            $11,187.20
10/31/94         $10,647.30              $10,798.80             $10,955.00            $10,776.60
10/31/95         $11,741.10              $11,846.90             $11,994.70            $12,463.30
10/31/96         $13,023.70              $13,075.50             $12,799.60            $13,192.10
10/31/97         $14,336.10              $14,320.70             $13,724.50            $14,365.00
10/30/98         $14,458.40              $14,338.50             $14,705.10            $15,706.20
10/29/99         $15,263.10              $15,061.20             $15,331.60            $15,789.60
10/31/00         $16,128.40              $15,806.60             $16,230.70            $16,942.10
10/31/01         $17,773.90              $17,338.60             $18,137.90            $19,408.90
10/31/02         $18,702.20              $18,194.60             $18,748.50            $20,551.10

This Growth of $10,000  chart  assumes an initial  investment of $10,000 made on
10/31/92 in Class A shares and reflects the maximum sales charge of 2.25% on the
initial  investment.   Performance  assumes  dividends  and  capital  gains  are
reinvested.  The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.


--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS                                                     10/31/02
--------------------------------------------------------------------------------

As a percentage of bond holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Corporate                      34%
Foreign Government             16
Agency Mortgage-Backed         11
Asset-Backed                   11
Non-Agency Mortgage-Backed     10
Agency Non Mortgage-Backed      6
Municipal                       6
Other                           6

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

--------------------------------------------------------------------------------
              TEN LARGEST FIXED INCOME HOLDINGS AT OCTOBER 31, 2002
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

 1. FANNIE MAE 5.25%, 4/15/07                    2.8%
    AGENCY NON MORTGAGE-BACKED SECURITY
 2. Fannie Mae 6%, 3/19/16                       2.0%
    AGENCY MORTGAGE-BACKED SECURITY
 3. Fannie Mae 5%, 8/25/12                       2.0%
    AGENCY MORTGAGE-BACKED SECURITY
 4. FNCI                                         1.9%
    AGENCY NON MORTGAGE-BACKED SECURITY
 5. GNMA 6.50%, 4/15/32                          1.8%
    AGENCY MORTGAGE-BACKED SECURITY
 6. GNMA 6.50%, 11/15/31                         1.6%
    AGENCY MORTGAGE-BACKED SECURITY
 7. Russian Ministry of Finance Series VI        1.4%
    FOREIGN GOVERNMENT SECURITY
 8. Fannie Mae 4.25%, 7/15/07                    1.3%
    AGENCY NON MORTGAGE-BACKED SECURITY
 9. General Electric Capital Corp. Series A      1.3%
    CORPORATE BOND
10. J. E. Robert Company, Inc. 02-1A, I          1.3%
    NON-AGENCY MORTGAGE-BACKED SECURITY
--------------------------------------------------------------------------------

                         INVESTMENTS AT OCTOBER 31, 2002

                                      MOODY'S        PAR
                                      RATING        VALUE
                                   (Unaudited)      (000)          VALUE
                                    ---------    ----------     ------------


AGENCY MORTGAGE-BACKED SECURITIES--10.9%

Fannie Mae 5%, 8/25/12 .............   Aaa         $  3,000     $  3,126,094

Fannie Mae 6%, 3/19/16 .............   Aaa            3,000        3,126,783

GNMA 6.50%, '31-'32 ................   Aaa           10,471       10,916,795

----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $16,723,359)                                     17,169,672
----------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--6.0%

Fannie Mae 5.25%, 4/15/07(i) .......   Aaa            4,000        4,357,008

Fannie Mae 4.25%, 7/15/07(i) .......   Aaa            2,000        2,094,362

FNCI 5.50%, 8/1/17 .................   Aaa            2,914        3,008,777

----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,100,162)                                       9,460,147
----------------------------------------------------------------------------

MUNICIPAL BONDS--5.7%

CALIFORNIA--1.3%
Fresno Pension Obligation Taxable
4.458%, 6/1/05 .....................   Aaa            1,000        1,054,150

Oakland Pension Obligation Revenue
Taxable Series A 6.95%, 12/15/08 ...   Aaa              575          683,221



                                      MOODY'S        PAR
                                      RATING        VALUE
                                   (Unaudited)      (000)          VALUE
                                    ---------    ----------     ------------

San Bernardino County Pension
Obligation Revenue Taxable 6.87%,
8/1/08 .............................   Aaa         $    250     $    290,135
                                                                ------------
                                                                   2,027,506
                                                                ------------

DISTRICT OF COLUMBIA--0.3%
American National Red Cross Revenue
Taxable Series A 6.88%, 11/15/04 ...   Aaa              350          382,672

FLORIDA--0.3%
Tampa Solid Waste System Revenue
Taxable Series A 6.18%, 10/1/04 ....   Aaa              500          528,740

MAINE--0.4%
Lewiston Pension Obligation 5%,
12/15/06 ...........................   Aaa              500          542,390

NEW JERSEY--1.2%
New Jersey Sports & Exposition
Authority Taxable Series D 6.50%,
3/1/08 .............................   Aaa            1,000        1,135,200

New Jersey State Taxable Series G
6.375%, 8/1/03 .....................    Aa              750          774,143
                                                                ------------
                                                                   1,909,343
                                                                ------------

PENNSYLVANIA--0.7%
Philadelphia Authority For Industrial
Development Pension Funding
Retirement Systems Revenue Taxable
Series A 5.69%, 4/15/07 ............   Aaa            1,000        1,099,000


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                                      MOODY'S        PAR
                                      RATING        VALUE
                                   (Unaudited)      (000)          VALUE
                                    ---------    ----------     ------------

SOUTH DAKOTA--0.3%
Educational Enhancemment Funding
Corp. Taxable Series A 6.72%, 6/1/25    Aa         $    500     $    489,220

TEXAS--0.5%
Texas Veterans Obligation Taxable
Series A 7.625%, 12/1/06 ...........    Aa              695          818,807

WASHINGTON--0.7%
Washington State General Obligation
Taxable Series T 5%, 7/1/08 ........    Aa            1,000        1,066,930

----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $8,517,715)                                       8,864,608
----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--10.8%

American Business Financial Services
02-2, A3 4.76%, 6/15/21 ............   Aaa            1,000        1,035,042

Americredit Automobile Receivables
Trust 01-1, E 9.29%, 2/6/08 ........    Ba               69           69,286

Americredit Automobile Receivables
Trust 01-D, A4 4.41%, 11/12/08 .....   Aaa              735          762,195

Americredit Automobile Receivables
Trust 02-1, E 8.40%, 8/6/09 ........    Ba            1,000          999,600

Capital Auto Receivables Asset Trust
02-3, A2A 3.05%, 9/15/05 ...........   Aaa            1,510        1,535,208

Capital Auto Receivables Asset Trust
02-3, A3 3.58%, 10/16/06 ...........   Aaa            1,000        1,026,875

Detroit Edison Securitization Funding
LLC 01-1, A2 5.51%, 3/1/07 .........   Aaa            1,630        1,714,694

Fleetwood Credit Corp. Grantor Trust
96-A, B 6.95%, 10/17/11 ............    A                53           53,547

Household Automotive Trust 02-1,
A4 4.39%, 5/18/09 ..................   Aaa            1,000        1,036,300

Irwin Home Equity 01-2, 2A4 5.68%,
2/25/16 ............................   Aaa            1,500        1,556,953

Litigation Settlement Monetized Fee
Trust 02-5A, A 6%, 10/25/32 ........    Aa              902          869,361

MBNA Master Credit Card Trust 98-C,
C 6.35%, 11/15/05 ..................   BBB(c)           525          536,238



                                      MOODY'S        PAR
                                      RATING        VALUE
                                   (Unaudited)      (000)          VALUE
                                    ---------    ----------     ------------

Merrill Lynch Mortgage Investors, Inc.,
95-C3, A3 7.063%, 12/26/25(d) ......   AAA(c)    $    1,451     $  1,481,586

Pass-Through Amortizing Credit Card
Trust 02-1A, A4FX 8.721%, 6/18/12 ..   Baa              445          450,855

Seneca Funding I Ltd. 144A 4.57%,
5/31/29(b),(d) .....................    Aa            2,000        1,900,000

Truck Engine Receivables Master Trust
00-1, A 2.773%, 12/15/06(d) ........    A               500          416,875

World Omni Auto Receivables Trust
02-A, A4 4.05%, 7/15/09 ............   Aaa            1,500        1,558,130

----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $16,914,421)                                     17,002,745
----------------------------------------------------------------------------

CORPORATE BONDS--33.0%

AEROSPACE & DEFENSE--0.6%
Bombardier Capital, Inc. 144A 4.02%,
11/21/03(b),(d) ....................    A             1,000          945,000

AGRICULTURAL PRODUCTS--0.3%
Corn Products International, Inc.
8.25%, 7/15/07 .....................    Ba              500          490,000

AIRLINES--0.2%
Continental Airlines 01-1 6.703%,
6/15/21 ............................   Baa              489          369,603

ALUMINUM--1.1%
Alcoa, Inc. 4.25%, 8/15/07 .........    A             1,000        1,031,354

Century Aluminum Co. 11.75%,
4/15/08 ............................    Ba              715          661,375
                                                                ------------
                                                                   1,692,729
                                                                ------------

AUTO PARTS & EQUIPMENT--0.7%
Lear Corp. 7.96%, 5/15/05 ..........    Ba            1,000        1,040,000

AUTOMOBILE MANUFACTURERS--0.3%
Daimler-Chrysler 6.40%, 5/15/06 ....    A               500          529,786

BANKS--1.6%
Bank of America Corp. 4.75%,
10/15/06 ...........................    Aa            1,000        1,054,236

Golden West Financial 4.125%, 8/15/07   A             1,000        1,021,067

PNC Funding Corp. 5.75%, 8/1/06 ....    A               400          419,868
                                                                ------------
                                                                   2,495,171
                                                                ------------


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                                      MOODY'S        PAR
                                      RATING        VALUE
                                   (Unaudited)      (000)          VALUE
                                    ---------    ----------     ------------

BROADCASTING & CABLE TV--0.7%
Clear Channel Communications, Inc. 6%,
11/1/06 ............................   Baa         $  1,000     $  1,027,350

BUILDING PRODUCTS--0.7%
Masco Corp. 4.625%, 8/15/07 ........   Baa            1,125        1,147,708

CASINOS & GAMING--1.8%
Harrahs Operating Co, Inc. 7.125%,
6/1/07 .............................   Baa              500          543,750

Hollywood Casino Corp. 11.25%,
5/1/07 .............................    B             1,000        1,085,000

MGM Mirage, Inc. 8.50%, 9/15/10 ....    Ba              500          544,780

Mirage Resort, Inc. 6.75%, 8/1/07 ..    Ba              500          505,306

Mohegan Tribal Gaming Authority
8.125%, 1/1/06 .....................    Ba               75           77,250
                                                                ------------
                                                                   2,756,086
                                                                ------------

COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons 5%, 11/15/06    A               500          518,600

COMPUTER HARDWARE--0.3%
Compaq Computer Co. 6.20%,
5/15/03 ............................   BBB(c)           500          508,745

CONSUMER FINANCE--2.4%
Ford Motor Credit Co. 6.50%,
1/25/07 ............................    A             1,000          905,754

General Motors Acceptance Corp. ....
6.125%, 2/1/07 .....................    A             1,000          958,028

Household Finance Corp. 5.75%,
1/30/07 ............................    A             1,000          889,449

International Lease Finance Corp.
5.625%, 6/1/07 .....................    A             1,000        1,004,746
                                                                ------------
                                                                   3,757,977
                                                                ------------

DATA PROCESSING SERVICES--0.8%
First Data Corp. 4.70%, 11/1/06 ....    A             1,250        1,295,952

DIVERSIFIED COMMERCIAL SERVICES--1.0%
Harvard University 8.125%, 4/15/07 .   Aaa            1,000        1,201,380

Stewart Enterprises, Inc. 6.40%,
5/1/03 .............................    B               425          422,875
                                                                ------------
                                                                   1,624,255
                                                                ------------



                                      MOODY'S        PAR
                                      RATING        VALUE
                                   (Unaudited)      (000)          VALUE
                                    ---------    ----------     ------------

DIVERSIFIED FINANCIAL SERVICES--4.1%
Erac USA Finance Co. 144A 7.35%,
6/15/08(b) .........................   Baa         $    500     $    547,750

General Electric Capital Corp.
Series A 5%, 6/15/07 ...............   Aaa            2,000        2,093,890

Goldman Sachs Group, Inc. 7.625%,
8/17/05 ............................    Aa            1,000        1,116,731

Lehman Brothers Holdings 6.25%,
5/15/06 ............................    A               500          537,924

Southern Capital Corp. 144A 5.70%,
6/30/22(b) .........................   Aaa              500          511,300

Stilwell Financial, Inc. 7%, 11/1/06   Baa              500          499,134

Stilwell Financial, Inc. 7.75%,
6/15/09 ............................   Baa              250          243,208

TIAA Global Markets 4.125%, 11/15/07   Aaa              900          915,930
                                                                ------------
                                                                   6,465,867
                                                                ------------

ELECTRIC UTILITIES--0.8%
Appalachian Power Co. Series E 4.80%,
6/15/05 ............................   Baa            1,000          972,999

Pepco Holdings, Inc. 144A 5.50%,
8/15/07(b) .........................   Baa              275          277,059
                                                                ------------
                                                                   1,250,058
                                                                ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.3%
BRL Universal Equipment 8.875%,
2/15/08 ............................    Ba              485          499,550

ENVIRONMENTAL SERVICES--0.6%
Allied Waste Industries, Inc. 6.10%,
1/15/03 ............................    Ba              500          500,116

Allied Waste North America Series B
7.375%, 1/1/04 .....................    Ba              500          500,000
                                                                ------------
                                                                   1,000,116
                                                                ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
IMC Global, Inc. 7.625%, 11/1/05 ...    Ba              480          463,460

FOOD DISTRIBUTORS--0.1%
Fleming Cos., Inc. Series D 10.625%,
7/31/07 ............................    B               250          160,000

FOREST PRODUCTS--0.3%
Weyerhauser Co. 5.50%, 3/15/05 .....   Baa              500          519,031


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND

                                      MOODY'S        PAR
                                      RATING        VALUE
                                   (Unaudited)      (000)          VALUE
                                    ---------    ----------     ------------

GAS UTILITIES--0.3%
Transcontinental Gas Pipe Corp. 144A
8.875%, 7/15/12(b) .................    Ba         $    500     $    485,000

HEALTH CARE DISTRIBUTORS & SERVICES--1.2%
AmerisourceBergen Corp. 8.125%,
9/1/08 .............................    Ba              750          806,250

Bergen Brunswig Corp. 7.375%,
1/15/03 ............................   BB-(c)           500          501,875

Quest Diagnostic, Inc. 6.75%, 7/12/06  Baa              500          545,264
                                                                ------------
                                                                   1,853,389
                                                                ------------

HEALTH CARE FACILITIES--1.0%
HCA, Inc. 6.30%, 10/1/12 ...........    Ba              500          483,528

Manor Care, Inc. 8%, 3/1/08 ........    Ba            1,000        1,030,000
                                                                ------------
                                                                   1,513,528
                                                                ------------

HOMEBUILDING--0.3%
Ryland Group 8%, 8/15/06 ...........    Ba              500          507,500

HOTELS, RESORTS & CRUISE LINES--0.7%
Hilton Hotels Corp. 7.625%, 5/15/08(d)  Ba              500          506,552

Park Place Entertainment Corp. 7%,
7/15/04 ............................    Ba              500          504,376
                                                                ------------
                                                                   1,010,928
                                                                ------------

HOUSEHOLD APPLIANCES--0.6%
Stanley Works 144A 3.50%, 11/1/07(b)    A             1,000          995,460

INTEGRATED OIL & GAS--1.3%
ChevronTexaco Capital Co. 3.50%,
9/17/07 ............................    Aa            1,000        1,011,584

Conoco Funding Co. 5.45%, 10/15/06 .    A             1,000        1,069,600
                                                                ------------
                                                                   2,081,184
                                                                ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
AT&T Corp 6.50%, 11/15/06 ..........   Baa            1,000        1,000,000

MOVIES & ENTERTAINMENT--0.6%
AOL Time Warner, Inc. 6.125%,
4/15/06 ............................   Baa            1,000          989,057

MULTI-LINE INSURANCE--0.7%
Hartford Financial Services Group
4.70%, 9/1/07 ......................    A             1,000        1,020,895

OIL & GAS DRILLING--0.3%
Transocean Sedco Forex, Inc. 6.50%,
4/15/03 ............................    Ba              500          507,727



                                      MOODY'S        PAR
                                      RATING        VALUE
                                   (Unaudited)      (000)          VALUE
                                    ---------    ----------     ------------

OIL & GAS EXPLORATION & PRODUCTION--1.6%
Chesapeake Energy Corp. 8.375%,
11/1/08 ............................    B          $    750     $    770,625

Encore Acquisition Co. 144A 8.375%,
6/15/12(b) .........................    B               660          673,200

Ocean Energy, Inc. 4.375%, 10/1/07 .   Baa            1,000        1,010,760
                                                                ------------
                                                                   2,454,585
                                                                ------------

OIL & GAS REFINING & MARKETING--0.3%
Valero Energy Corp. 6.125%, 4/15/07    Baa              500          499,463

PACKAGED FOODS & MEATS--1.4%
Campbell Soup Co. 5.50%, 3/15/07 ...    A               500          537,584

Kraft Foods, Inc. 4.625%, 11/1/06 ..    A               500          523,046

Kraft Foods, Inc. 5.25%, 6/1/07 ....    A               500          537,753

Land O Lakes, Inc. 8.75%, 11/15/11 .    Ba              220          123,200

Pfizer, Inc. 3.625%, 11/1/04 .......   Aaa              500          514,758
                                                                ------------
                                                                   2,236,341
                                                                ------------

PAPER PACKAGING--0.5%
Jefferson Smurfit Corp. 144A 8.25%,
10/1/12(b) .........................    B               700          721,000

PUBLISHING & PRINTING--0.5%
Dex Media East LLC 144A 9.875%,
11/15/09(b) ........................    B               750          776,250

SOFT DRINKS--0.7%
Coca Cola Enterprises 4.375%, 9/15/09   A             1,000        1,003,108

SPECIALTY STORES--0.5%
Autonation, Inc. 9%, 8/1/08 ........    Ba              800          818,000

WIRELESS TELECOMMUNICATION SERVICES--0.6%
AT&T Wireless Services, Inc. 7.35%,
3/1/06 .............................   Baa              500          442,500

AT&T Wireless Services, Inc. 7.50%,
5/1/07 .............................   Baa              500          442,500
                                                                ------------
                                                                     885,000
                                                                ------------

----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $51,526,387)                                     51,915,459
----------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND


                                      MOODY'S        PAR
                                      RATING        VALUE
                                   (Unaudited)      (000)          VALUE
                                    ---------    ----------     ------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--10.1%

Advanta Mortgage Loan Trust 00-2,
A3 7.76%, 5/25/18 ..................   Aaa         $    950     $    971,969

Amortizing Residential Collateral Trust
02-BC 4N, B2 7.75%, 7/25/32 ........   Baa            1,253        1,232,137

Bank of America Mortgage Securities
99-7, A24 6.50%, 7/25/29 ...........   AAA(c)         1,000        1,038,125

Bear Stearns Mortgage Securities, Inc.
95-1, 1B3 6.337%, 5/25/10(d) .......   BB(c)            308          314,936

Bear Stearns Mortgage Securities, Inc.
95-1, 2B3 7.40%, 7/25/10 ...........   BB(c)            210          215,239

Commercial Mortgage Acceptance Corp.
99-C1, A2 7.03%, 6/15/31 ...........   Aaa              300          343,885

Commercial Resecuritization Trust
01-ABC2, A1 7.17%, 2/21/13 .........   Aaa              500          551,875

Criimi Mae Trust I 96-C1, A2 7.56%,
6/30/33 ............................   A-(c)             80           79,953

CS First Boston Mortgage Securities
Corp. 01-CK1 A2 6.25%, 12/16/35 ....   Aaa              475          523,791

First Plus Home Loan Trust 97-3, M2
7.52%, 11/10/23 ....................   A(c)             554          564,049

G.E. Capital Mortgage Services, Inc.
94-26, B2 6.812%, 7/25/09 ..........   Baa              122          124,762

G.E. Capital Mortgage Services, Inc.
96-8, 1M 7.25%, 5/25/26 ............   AAA(c)           206          206,235

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/15/29 .....   Aaa            1,500        1,644,253

Imperial CMB Trust 98-1, M2 7.75%,
11/25/29 ...........................    A               274          276,279

J. E. Robert Company, Inc. 02-1A,
I 5.34%, 10/10/32(d) ...............   BBB-(c)        1,984        1,984,125

JP Morgan Residential Mortgage
Acceptance Corp. 02-R1, 2A1 4%,
11/28/15 ...........................   AAA(c)           716          717,013



                                      MOODY'S        PAR
                                      RATING        VALUE
                                   (Unaudited)      (000)          VALUE
                                    ---------    ----------     ------------

Lehman Large Loan 97-LLI, B 6.95%,
3/12/07 ............................    Aa         $    200     $    227,044

Merrill Lynch Mortgage Investors, Inc.
95-C3, B 7.129%, 12/26/25 ..........   AAA(c)         1,250        1,366,391

Norwest Asset Securities Corp. 99-4,
A5 6.50%, 3/26/29 ..................   AAA(c)         1,000        1,037,500

Residential Funding Mortgage
Securities I 93-S23, M3 6.50%,
6/25/08 ............................   AAA(c)           294          302,213

Residential Funding Mortgage
Securities I 93-S29, M3 7%, 8/25/08    AAA(c)           186          188,109

Residential Funding Mortgage
Securities I 96-S8, A4 6.75%, 3/25/11  AAA(c)            55           56,644

Saxon Asset Securitization Trust 98-2,
MF1 6.69%, 12/25/27 ................   Aa(c)          1,205        1,240,634

Structured Asset Securities Corp. 00-C2,
L 3.57%, 5/20/09(d) ................   BBB-             358          357,576

Summit Mortgage Trust 00-1, B3
6.124%, 12/28/12(d) ................   A-(c)            322          329,960

----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $15,571,893)                                     15,894,697
----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--15.3%

BELIZE--0.5%
Government of Belize 9.50%, 8/15/12     Ba              750          745,875

BRAZIL--1.2%
Federal Republic of Brazil C Bond
8%, 4/15/14 ........................    B             3,079        1,804,785

BULGARIA--1.2%
Republic of Bulgaria Reg S 8.25%,
1/15/15 ............................   BB(c)            225          240,750

Republic of Bulgaria 144A 8.25%,
1/15/15(b) .........................   BB(c)          1,525        1,631,750
                                                                ------------
                                                                   1,872,500
                                                                ------------

CHILE--0.8%
Republic of Chile 5.625%, 7/23/07 ..   Baa            1,250        1,285,002

COLOMBIA--0.6%
Republic of Columbia 11.25%,
10/20/05 ...........................    Ba            1,000          968,042


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND


                                      MOODY'S        PAR
                                      RATING        VALUE
                                   (Unaudited)      (000)          VALUE
                                    ---------    ----------     ------------

COSTA RICA--0.3%
Republic of Costa Rica 8%, 5/1/03 ..    Ba         $    500     $    508,750

DOMINICAN REPUBLIC--0.8%
Dominican Republic 144A 9.50%,
9/27/06(b) .........................    Ba            1,100        1,170,125

EL SALVADOR--0.3%
Republic of El Salvador 144A 8.50%,
7/25/11(b) .........................   BB+(c)           500          527,500

HUNGARY--0.7%
Hungary T-Bills 0%, 1/22/03 ........    A           250,000(f)     1,005,446

JAMAICA--0.7%
Government of Jamaica 10.875%,
6/10/05 ............................    Ba            1,000        1,075,000

MEXICO--1.0%
United Mexican States Global Bond
7.375%, 7/6/06 .....................   Baa            1,000        1,029,938

United Mexican States Global Bond
7.50%, 1/14/12 .....................   Baa              500          521,250
                                                                ------------
                                                                   1,551,188
                                                                ------------

NORWAY--0.6%
Norway T-Bills Series SS73 0%,
12/18/02 ...........................   Aaa            7,500(g)     1,000,253

PANAMA--0.4%
Republic of Panama 8.25%, 4/22/08 ..    Ba              500          506,250

Republic of Panama 9.625%, 2/8/11 ..    Ba              175          183,313
                                                                ------------
                                                                     689,563
                                                                ------------

PHILIPPINES--0.8%
Republic of Philippines 8.875%,
4/15/08 ............................    Ba              500          525,000

Republic of the Philippines 8.375%,
3/12/09 ............................    Ba              750          759,825
                                                                ------------
                                                                   1,284,825
                                                                ------------

POLAND--0.7%
Republic of Poland 6.25%, 7/3/12 ...   Baa            1,000        1,085,000

RUSSIA--3.7%
Russian Federation 144A 8.25%,
3/31/10(b) .........................    Ba            1,500        1,586,250

Russian Federation RegS 8.25%,
3/31/10 ............................    Ba            1,000        1,060,000



                                      MOODY'S        PAR
                                      RATING        VALUE
                                   (Unaudited)      (000)          VALUE
                                    ---------    ----------     ------------

Russian Ministry of Finance Series IV
3%, 5/14/03 ........................    B          $  1,000     $    988,650

Russian Ministry of Finance Series VI
3%, 5/14/06 ........................    B             2,500        2,162,500
                                                                ------------
                                                                   5,797,400
                                                                ------------

SOUTH AFRICA--0.6%
Republic of South Africa 12%,
2/28/05(h) .........................    A            10,000        1,000,295

UKRAINE--0.1%
Government of Ukraine RegS 11%,
3/15/07 ............................    B               210          215,775

VIETNAM--0.3%
Socialist Republic of Vietnam 4%,
3/14/16(d) .........................    B               500          422,500

----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $23,210,230)                                     24,009,824
----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--4.7%

CANADA--0.3%
Methanex Corp. 7.75%, 8/15/05 ......    Ba              500          500,000

MEXICO--0.7%
Cemex SA de CV 144A 8.625%,
7/18/03(b) .........................    Ba              500          517,500

Grupo Televisa SA 8.625%, 8/8/05 ...   Baa              500          535,000
                                                                ------------
                                                                   1,052,500
                                                                ------------

NETHERLANDS--1.5%
Deutsche Telekom International Finance
8.25%, 6/15/05(d) ..................   Baa              500          538,855

Kazkommerts International RegS
10.125%, 5/8/07 ....................    Ba            1,250        1,340,625

Koninklijke Kpn NV 7.50%, 10/1/05 ..   Baa              450          489,771
                                                                ------------
                                                                   2,369,251
                                                                ------------

PHILIPPINES--0.6%
Philippine Long Distance Telephone Co.
7.85%, 3/6/07 ......................    Ba            1,000          970,000

POLAND--0.3%
TPSA Finance BV 144A 7.125%,
12/10/03(b)(j) .....................   Baa              500          490,000


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND


                                     STANDARD
                                     & POOR'S        PAR
                                      RATING        VALUE
                                    (Unaudited)     (000)           VALUE
                                    ----------    ----------    ------------

RUSSIA--0.3%
Tyumen Oil 144A 11%, 11/6/07(b) ....    Ba         $    500     $    509,813

SOUTH KOREA--1.0%
Korea Electric Power 144A 4.25%,
9/12/07(b) .........................   Baa            1,500        1,500,582

----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $7,156,385)                                       7,392,146
----------------------------------------------------------------------------

CREDIT LINKED NOTES--0.3%

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
STEERS Credit Linked Trust 2001, Series
SLR-2 Repackaged Selectron Corp.
0%, 5/20/03(d)                                          500          478,750

----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $500,000)                                           478,750
----------------------------------------------------------------------------

TARGETED RETURN INDEX SECURITIES--0.9%

Lehman Brothers Targeted Return Index
Securities Trust Series 5-2002 144A
5.896%, 1/25/07(b),(d) .............    A             1,374        1,425,236

----------------------------------------------------------------------------
TOTAL TARGETED RETURN INDEX SECURITIES
(IDENTIFIED COST $1,370,298)                                       1,425,236
----------------------------------------------------------------------------

                                                    SHARES
                                                    -------

PREFERRED STOCKS--0.0%

ALTERNATIVE CARRIERS--0.0%
Global Crossing Holdings Ltd. Pfd. PIK
10.50%(e)                                               131                0

----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $1,310)                                                   0
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.7%
(IDENTIFIED COST $150,592,160)                                   153,613,284
----------------------------------------------------------------------------



                                     STANDARD
                                     & POOR'S        PAR
                                      RATING        VALUE
                                    (Unaudited)     (000)           VALUE
                                    ----------    ----------    ------------

SHORT-TERM OBLIGATIONS--1.3%

COMMERCIAL PAPER--1.3%
UBS Finance (DE), Inc. 1.89%,
11/1/02 ............................   A-1+        $  2,070     $  2,070,000

----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,070,000)                                       2,070,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $152,662,160)                                   155,683,284(a)

Other assets and liabilities, net--1.0%                            1,533,057
                                                                ------------
NET ASSETS--100.0%                                              $157,216,341
                                                                ============






(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,935,748 and gross depreciation of $1,063,294 for federal income tax purposes. At October 31, 2002, the aggregate cost of securities for federal income tax purposes was $152,810,830.
(b)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, these securities amounted to a value of $17,190,775 or 10.9% of net assets.
(c)As rated by Standard & Poors or Fitch.
(d)Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)Security in default.
(f)Par value represents Hungarian Forint.
(g)Par value represents Norwegian Krone.
(h)Par value represents South African Rand.
(i)All or a portion segregated as collateral for long settlements.
(j)Illiquid. At October 31, 2002 this security amounted to a value of $490,000 or 0.3% of net assets.


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2002

ASSETS
Investment securities at value
   (Identified cost $152,662,160)                               $155,683,284
Cash                                                                   5,720
Receivables
   Investment securities sold                                      4,342,265
   Interest and dividends                                          1,888,449
   Fund shares sold                                                1,320,648
   Receivable from adviser                                             1,332
Prepaid expenses                                                       2,008
                                                                ------------
     Total assets                                                163,243,706
                                                                ------------
LIABILITIES
Payables
   Investment securities purchased                                 5,002,369
   Fund shares repurchased                                           711,114
   Income distribution payable                                       127,305
   Investment advisory fee                                            62,200
   Distribution fee                                                   50,449
   Financial agent fee                                                12,540
   Transfer agent fee                                                  5,984
   Trustees' fee                                                       5,200
Accrued expenses                                                      50,204
                                                                ------------
     Total liabilities                                             6,027,365
                                                                ------------
NET ASSETS                                                      $157,216,341
                                                                ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $161,246,016
Distributions in excess of net investment income                    (122,925)
Accumulated net realized loss                                     (6,928,958)
Net unrealized appreciation                                        3,022,208
                                                                ------------
NET ASSETS                                                      $157,216,341
                                                                ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $83,665,411)               18,335,515
Net asset value per share                                              $4.56
Offering price per share $4.56/(1-2.25%)                               $4.66

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $21,450,288)                4,717,062
Net asset value per share and offering price per share                 $4.55

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $52,100,642)               11,383,488
Net asset value per share and offering price per share                 $4.58




                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2002

INVESTMENT INCOME
Interest                                                         $ 6,046,739
Dividends                                                              1,313
                                                                 -----------
     Total investment income                                       6,048,052
                                                                 -----------
EXPENSES
Investment advisory fee                                              514,051
Distribution fee, Class A                                            134,956
Distribution fee, Class B                                            108,109
Distribution fee, Class C                                            125,334
Financial agent fee                                                  120,799
Transfer agent                                                       103,791
Registration                                                          38,173
Professional                                                          35,176
Custodian                                                             31,651
Trustees                                                              25,867
Printing                                                              23,199
Miscellaneous                                                         20,665
                                                                 -----------
     Total expenses                                                1,281,771
     Custodian fees paid indirectly                                   (1,429)
                                                                 -----------
     Net expenses                                                  1,280,342
                                                                 -----------
NET INVESTMENT INCOME                                              4,767,710
                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (1,363,494)
Net realized loss on swaps                                          (192,389)
Net realized loss on foreign currency transactions                    (4,253)
Net change in unrealized appreciation (depreciation)
   on investments                                                  1,960,836
Net change in unrealized appreciation (depreciation)
   on swap agreements                                                 60,254
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                  1,271
                                                                 -----------
NET GAIN ON INVESTMENTS                                              462,225
                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 5,229,935
                                                                 ===========


                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Year Ended     Year Ended
                                                                                               10/31/02       10/31/01
                                                                                             ------------   ------------
FROM OPERATIONS
   Net investment income (loss)                                                              $  4,767,710   $ 3,257,493
   Net realized gain (loss)                                                                    (1,560,136)     (627,470)
   Net change in unrealized appreciation (depreciation)                                         2,022,361     1,670,763
                                                                                             ------------   -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  5,229,935     4,300,786
                                                                                             ------------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (2,865,135)    (2,109,628)
   Net investment income, Class B                                                                (706,992)     (715,531)
   Net investment income, Class C                                                              (1,215,791)     (616,987)
                                                                                             ------------   -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (4,787,918)   (3,442,146)
                                                                                             ------------   -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (14,131,486 and 4,638,808 shares, respectively)               64,113,574    21,213,936
   Net asset value of shares issued from reinvestment of distributions
     (425,767 and 343,584 shares, respectively)                                                 1,932,446     1,568,497
   Cost of shares repurchased (3,671,236 and 2,578,340 shares, respectively)                  (16,665,672)  (11,787,021)
                                                                                             ------------   -----------
Total                                                                                          49,380,348    10,995,412
                                                                                             ------------   -----------
CLASS B
   Proceeds from sales of shares (3,046,786 and 931,231 shares, respectively)                  13,767,482     4,240,385
   Net asset value of shares issued from reinvestment of distributions
     (115,773 and 126,271 shares, respectively)                                                   523,793       574,015
   Cost of shares repurchased (1,069,994 and 483,205 shares, respectively)                     (4,842,874)   (2,196,278)
                                                                                             ------------   -----------
Total                                                                                           9,448,401     2,618,122
                                                                                             ------------   -----------
CLASS C
   Proceeds from sales of shares (11,504,096 and 1,607,068 shares, respectively)               52,309,259      7,332,331
   Net asset value of shares issued from reinvestment of distributions
     (173,963 and 77,924 shares, respectively)                                                    791,233       356,339
   Cost of shares repurchased (2,662,586 and 939,560 shares, respectively)                    (12,107,603)   (4,291,189)
                                                                                             ------------   -----------
Total                                                                                          40,992,889     3,397,481
                                                                                             ------------   -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   99,821,638    17,011,015
                                                                                             ------------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      100,263,655    17,869,655

NET ASSETS
   Beginning of period                                                                         56,952,686    39,083,031
                                                                                             ------------   -----------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF
     ($122,925) AND ($62,915), RESPECTIVELY]                                                 $157,216,341   $56,952,686
                                                                                             ============   ===========

                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS A
                                                                ----------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31
                                                                ----------------------------------------------------------
                                                                2002(4)       2001         2000        1999         1998
Net asset value, beginning of period                            $ 4.58       $ 4.49       $ 4.57      $ 4.66       $ 5.06
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                   0.25         0.33         0.35        0.33         0.34
   Net realized and unrealized gain (loss)                       (0.02)        0.11        (0.10)      (0.08)       (0.29)
                                                                ------       ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                             0.23         0.44         0.25        0.25         0.05
                                                                ------       ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.25)       (0.35)       (0.33)      (0.34)       (0.34)
   Distributions from net realized gains                            --           --           --          --        (0.11)
                                                                ------       ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                         (0.25)       (0.35)       (0.33)      (0.34)       (0.45)
                                                                ------       ------       ------      ------       ------
Change in net asset value                                        (0.02)        0.09        (0.08)      (0.09)       (0.40)
                                                                ------       ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                  $ 4.56       $ 4.58       $ 4.49      $ 4.57       $ 4.66
                                                                ======       ======       ======      ======       ======
Total return(1)                                                   5.22%       10.20%        5.67%       5.57%        0.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $83,665      $34,109      $22,637     $26,071      $33,212

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                                          1.23%(3)     1.22%(3)     1.00%       1.00%(3)     1.00%
   Net investment income (loss)                                   5.25%        7.24%        7.67%       7.21%        6.90%
Portfolio turnover                                                 146%         125%         116%        122%         126%

(1)Maximum sales charges are not reflected in the total return calculation.
(2)If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.50%, 1.50%, 1.48% and 1.55% for the years ended October 31, 2001, 2000, 1999 and
   1998, respectively.
(3)The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4)As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase the ratio of net investment income to average net assets from 5.24% to 5.25%. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND




                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS B
                                                              ------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31
                                                              ------------------------------------------------------------
                                                                 2002(5)      2001         2000        1999         1998
Net asset value, beginning of period                            $ 4.56       $ 4.47       $ 4.56      $ 4.65       $ 5.06
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                   0.23         0.31         0.32        0.31         0.31
   Net realized and unrealized gain (loss)                       (0.01)        0.11        (0.10)      (0.08)       (0.29)
                                                                ------       ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                             0.22         0.42         0.22        0.23         0.02
                                                                ------       ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.23)       (0.33)       (0.31)      (0.32)       (0.32)
   Distributions from net realized gains                            --           --           --          --        (0.11)
                                                                ------       ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                         (0.23)       (0.33)       (0.31)      (0.32)       (0.43)
                                                                ------       ------       ------      ------       ------
Change in net asset value                                        (0.01)        0.09        (0.09)      (0.09)       (0.41)
                                                                ------       ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                  $ 4.55       $ 4.56       $ 4.47      $ 4.56       $ 4.65
                                                                ======       ======       ======      ======       ======
Total return(1)                                                   4.94%        9.69%        4.95%       5.04%        0.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $21,450      $11,978       $9,171     $10,957      $12,225

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                                          1.73%(4)     1.71%(4)     1.50%       1.50%(4)     1.50%
   Net investment income                                          4.79%        6.75%        7.18%       6.70%        6.44%
Portfolio turnover                                                 146%         125%         116%        122%         126%




                                                                                        CLASS C
                                                                ----------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31
                                                                ----------------------------------------------------------
                                                                 2002(5)       2001        2000         1999       1998
Net asset value, beginning of period                            $ 4.59       $ 4.48       $ 4.56      $ 4.66       $ 5.06
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                   0.24         0.33         0.34        0.33         0.34
   Net realized and unrealized gain (loss)                       (0.01)        0.12        (0.10)      (0.10)       (0.30)
                                                                ------       ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                             0.23         0.45         0.24        0.23         0.04
                                                                ------       ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                          (0.24)       (0.34)       (0.32)      (0.33)       (0.33)
   Distributions from net realized gains                            --           --           --          --        (0.11)
                                                                ------       ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                         (0.24)       (0.34)       (0.32)      (0.33)       (0.44)
                                                                ------       ------       ------      ------       ------
Change in net asset value                                        (0.01)        0.11        (0.08)      (0.10)       (0.40)
                                                                ------       ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                                  $ 4.58       $ 4.59       $ 4.48      $ 4.56       $ 4.66
                                                                ======       ======       ======      ======       ======
Total return(1)                                                   5.17%       10.40%        5.41%       5.07%        0.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $52,101      $10,865       $7,275      $9,025      $10,665
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                          1.47%(4)     1.46%(4)     1.25%       1.25%(4)     1.25%
   Net investment income                                          4.95%        7.00%        7.41%       6.95%        6.70%
Portfolio turnover                                                146%         125%         116%        122%          126%

(1)Maximum sales charges are not reflected in the total return calculation.
(2)If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.00%, 2.00%, 1.98% and 2.05% for the years ended October 31, 2001, 2000, 1999 and
   1998, respectively.
(3)If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.76%, 1.74%, 1.73% and 1.80% for the years ended October 31, 2001, 2000, 1999 and
   1998, respectively.
(4)The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5)As required, effective November 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 22002 was to increase the ratio of net investment income to average net assets from 4.77% to 4.79% for class B and from 4.93% to 4.95% for class C, respectively. There was no effect on net investment income per share and net realized and unrealized gains and losses per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.


                        See Notes to Financial Statements

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Multi-Series Trust (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of two investment portfolios, Phoenix Goodwin Multi-Sector Fixed Income Fund and Phoenix-Goodwin Multi-Sector Short Term Bond Fund (each a "Fund" or together the "Funds"). Each Fund has distinct investment objectives. The Multi-Sector Fixed Income Fund is a diversified Fund and its investment objective is to maximize current income consistent with the preservation of capital by investing in fixed income securities. The Multi-Sector Short Term Bond Fund is a diversified Fund and its investment objective is to provide high current income relative to short-term alternatives, while attempting to limit fluctuations in the net asset value of Fund shares resulting from movements in interest rates.

   Each Fund offers Class A, Class B and Class C shares. Class A shares of the Multi-Sector Fixed Income Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of the Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of up to 2.25%. Class B shares of the Multi-Sector Fixed Income Fund are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B shares of the Multi-Sector Short Term Bond Fund are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares of the Multi-Sector Fixed Income Fund are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class C shares of the Multi-Sector Short Term Bond Fund are sold with no sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Trust are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

   Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At October 31, 2002, the total value of these securities represented approximately 8.3% and 6.1% of net assets of Multi-Sector Fixed Income Fund and Multi-Sector Short Term Bond Fund, respectively.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   Effective November 1, 2001, the Trust adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies, and began to classify gains and losses on mortgage- and asset-backed securities presently included in realized gains and losses, as a component of interest income. The cumulative effect of the accounting changes had no impact on total net assets of each of the Funds or each of the Fund's net asset values.

   The effect of the accounting changes for the year ended October 31, 2002 was to increase net investment income and decrease net realized gains for each Fund as detailed below. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change.

                                             Increase in       Decrease
                                            Net Investment      in Net
                                                Income      Realized Gains
                                            --------------  --------------
Multi-Sector Fixed Income Fund ..........      $128,096        $128,096
Multi-Sector Short Term Bond Fund .......        16,698          16,698

C. INCOME TAXES:

   Each of the Funds is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002 (CONTINUED)


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FORWARD CURRENCY CONTRACTS:

   The Trust may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At October 31, 2002, the Trust had no forward currency contracts outstanding.

H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I. OPTIONS:

   The Trust may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   The Trust will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Trust may purchase options which are included in the Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At October 31, 2002, the Trust had no options.

J. SWAP AGREEMENTS:

   The Trust may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Trust may enter into swaps, including interest rate and credit default swaps. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or foreign currency (e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Trust's custodian. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002 (CONTINUED)


these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates. At October 31, 2002, the Trust had no swaps outstanding.

K. LOAN AGREEMENTS:

   The Trust may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

L. SECURITY LENDING:

   The Trust loans securities to qualified brokers through an agreement with State Street Bank and Trust Company ("State Street"). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by State Street for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At October 31, 2002, the Trust had no securities on loan.

M. HIGH YIELD DEBT INDEX SECURITIES AND TARGETED RETURN INDEX SECURITIES:

   The Trust invests in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the "underlying securities"). Under the term of the baskets, the Trust has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Trust.

   High yield debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield credits. Certain baskets may be purchased on an unfunded basis such that the Trust receives interest payments based upon the notional amount of the basket. In connection with these investments collateral may be set aside by the Trust's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Trust will then receive its pro rata interest of the defaulted security or equivalent cash amount.

   Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit Index which is a component of the Lehman Brothers U.S. Aggregate Index.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                           1st $1     $1-2      $2 +
                                           Billion   Billion   Billion
                                           -------   -------   -------
Multi-Sector Fixed Income Fund .........     0.55%     0.50%     0.45%
Multi-Sector Short Term Bond Fund ......     0.55%     0.50%     0.45%

   The Adviser has agreed to assume expenses of the Multi-Sector Short Term Bond Fund in excess of 1.30%, 1.80% and 1.55% of the average aggregate daily net asset value of Class A, Class B and Class C shares, respectively, through February 28, 2003. For the year ended October 31, 2002, the Adviser has waived or reimbursed the Fund $0 for such expenses.

   As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions of $30,252 for Class A shares and deferred sales charges of $77,666 for Class B shares and $2,838 for Class C shares for the year ended October 31, 2002. In addition, the Trust pays PEPCO a distribution fee at the following annual rates as a percentage of the average daily net assets of each Fund:

                                           Class A    Class B    Class C
                                           -------    -------    -------
Multi-Sector Fixed Income Fund .........      0.25%     1.00%      1.00%
Multi-Sector Short Term Bond Fund ......      0.25%     0.75%      0.50%

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002 (CONTINUED)


   The Distributor has advised the Trust that of the total amount expensed for the year ended October 31, 2002, $427,745 was retained by the Distributor, $563,187 was paid to unaffiliated participants, and $44,163 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the year ended October 31, 2002, financial agent fees were $284,993 of which PEPCO received $77,580. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street as sub-transfer agent. For the year ended October 31, 2002, transfer agent fees were $405,285 of which PEPCO retained $149,707.

   At October 31, 2002, PNX and affiliates held shares of the Trust as follows:

                                                                  Aggregate
                                                                  Net Asset
                                                  Shares            Value
                                                 -------          ----------
Multi-Sector Fixed Income Fund, Class A .....     99,419          $  976,295
Multi-Sector Short Term Bond Fund, Class A ..    620,310           2,828,614

3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the year ended October 31, 2002 (excluding short-term securities and U.S. Government and agency securities) aggregated the following:

                                              Purchases            Sales
                                            ------------        ------------
Multi-Sector Fixed Income Fund ...........  $192,688,827        $208,834,785
Multi-Sector Short Term Bond Fund ........   162,561,231          70,560,158

   Purchases and sales of U.S. Government and agency securities during the year ended October 31, 2002, aggregated the following:

                                              Purchases            Sales
                                            ------------        ------------
Multi-Sector Fixed Income Fund ...........   $36,924,303         $37,302,019
Multi-Sector Short Term Bond Fund ........    74,486,280          63,144,097


4. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risk than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.

   The Trust may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Trust, positive or negative, than if the Trust did not concentrate its investments in such sectors.

5. OTHER

   At October 31, 2002, Multi-Sector Short Term Bond Fund had 1 omnibus shareholder account, comprised of several individual shareholders, which individually amounted to 11.4% of the total shares outstanding. The account is not affiliated with PNX.

6. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:


                                                Expiration Year
                               -------------------------------------------------------
                                  2003         2006          2007              2008
                               --------     ----------    -----------       ----------
Multi-Sector Fixed
  Income Fund ..............   $    --      $8,655,748    $41,913,137       $9,038,031
Multi-Sector Short
  Bond Fund ................    36,672       2,003,262      1,576,614        1,183,936


                                                Expiration Year
                                            -------------------------
                                               2009          2010
                                            ----------    -----------
Multi-Sector Fixed
  Income Fund ........................      $7,667,262    $13,774,073
Multi-Sector Short Term
  Bond Fund ..........................         596,287      1,351,728

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the Schedule of Investments) consist of undistributed ordinary income of $0 for Multi-Sector Fixed Income Fund and $4,379 for Multi-Sector Short Term Bond Fund and undistributed long-term capital gains of $0 for both funds.

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

PHOENIX MULTI-SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2002 (CONTINUED)


7. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the year ended October 31, 2002, the Funds recorded the following permanent reclassifications which arose primarily from nondeductible current net operating losses and differing treatment of certain income and gain transactions. The reclassifications have no impact on the net assets or net asset value of the Trust. The following Funds recorded reclassifications to increase (decrease) the accounts listed below:
                                       Capital
                                       Paid in       Undistributed  Accumulated
                                      on Shares         of Net          Net
                                    of Beneficial     Investment      Realized
                                       Interest      Income (Loss)   Gain (Loss)
                                      -----------    -------------  ------------
Multi-Sector Fixed Income Fund .....  $(112,808)      $(413,096)     $525,904
Multi-Sector Short Term Bond Fund ..     11,853         (39,802)       27,949





   This report is not authorized for distribution to prospective investors in the Phoenix Multi-Series Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Funds' record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS


[GRAPHIC OMITTED]
PRICEWATERHOUSECOOPERS


To the Board of Trustees and Shareholders of Phoenix Multi-Series Trust



     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Goodwin Multi-Sector Fixed Income Fund and Phoenix-Goodwin Multi-Sector Short Term Bond Fund (constituting Phoenix Multi-Series Trust, hereinafter referred to as the "Trust") at October 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




/S/ PRICEWATERHOUSECOOPERS LLP


Boston, Massachusetts
December 16, 2002

FUND MANAGEMENT


     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES

                                                           NUMBER OF
                                                         PORTFOLIOS IN
                                                          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND                 LENGTH OF            OVERSEEN BY                    DURING PAST 5 YEARS AND
         ADDRESS                    TIME SERVED             TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Robert Chesek (68)            Served since 1993.            28            Currently retired.

------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway (73)         Served since 1993.            38            Chairman, Rittenhouse Advisors, LLC (consulting firm)
  Rittenhouse Advisors, LLC                                                 since 2001. Trustee/Director, Realty Foundation of New
  101 Park Avenue                                                           York (1972-present), Pace University (1978-present),
  New York, NY 10178                                                        New York Housing Partnership Development Corp.
                                                                            (Chairman) (1981-present), Greater New York Councils,
                                                                            Boy Scouts of America (1985-present), Academy of
                                                                            Political Science (Vice Chairman) (1985-present),
                                                                            Urstadt Biddle Property Corp. (1989-present), The
                                                                            Harlem Youth Development Foundation (1998-present).
                                                                            Chairman, Metropolitan Transportation Authority
                                                                            (1992-2001). Director, Trism, Inc. (1994-2001),
                                                                            Consolidated Edison Company of New York, Inc.
                                                                            (1970-2002), Atlantic Mutual Insurance Company
                                                                            (1974-2002), Centennial Insurance Company (1974-2002),
                                                                            Josiah Macy, Jr., Foundation (1975-2002), Union
                                                                            Pacific Corp. (1978-2002), BlackRock Freddie Mac
                                                                            Mortgage Securities Fund (Advisory Director)
                                                                            (1990-2002), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne (73)      Served since 1993.            38            Currently retired.
  The Flat, Elmore Court
  Elmore, GL05, GL2 3NT U.K.
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries (72)      Served since 1995.            31            Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902                                                  (1984-present). Director (1989-1997), Chairman of the
  Naples, FL 34108                                                          Board (1993-1997), Phoenix Investment Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr. (63)         Served since 1993.            28            Partner, Stonington Partners, Inc. (private equity
  Stonington Partners, Inc.                                                 fund) since 2001. Chairman (1995 to 2000) and Chief
  736 Market Street, Ste. 1430                                              Executive Officer (1995-1998), Carson Products Company
  Chattanooga, TN 37402                                                     (cosmetics). Director/Trustee, Evergreen Funds (6
                                                                            portfolios).
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara (51)    Served since 2001.            36            Managing Director, U.S. Trust Company of New York
  United States Trust                                                       (private bank) (1982-present).
  Company of NY
  114 West 47th Street
  New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES


                                                          NUMBER OF
                                                         PORTFOLIOS IN
                                                          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND                 LENGTH OF            OVERSEEN BY                    DURING PAST 5 YEARS AND
         ADDRESS                    TIME SERVED             TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris (74)        Served since 1995.            38            Vice President, W.H. Reaves and Company (investment
  W.H. Reaves and Company                                                   management) (1993-present).
  10 Exchange Place
  Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson (56)      Served since 1993.            28            Managing Director, Northway Management Company
  Northway Management Company                                               (1998-present). Managing Director, Mullin Associates
  164 Mason Street                                                          (1993-1998).
  Greenwich, CT 06830
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr. (71)   Served since 1995.            28            Director, UST Inc. (1995-present), HPSC Inc.
  200 Duke Street                                                           (1995-present), Compuware (1996-present) and WWF, Inc.
  Alexandria, VA 22314                                                      (2000-present). President, The Trust for America's
                                                                            Health (non-profit) (2001-present). Director, Duty
                                                                            Free International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES


     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.



                                                           NUMBER OF
       NAME, (AGE),                                      PORTFOLIOS IN
         ADDRESS                                          FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
     AND POSITION(S)                 LENGTH OF            OVERSEEN BY                    DURING PAST 5 YEARS AND
        WITH TRUST                  TIME SERVED             TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche (68)     Served since 2002.            28            Limited Managing Director, Lazard Freres & Co. LLC
   Lazard Freres & Co. LLC                                                  (1983-present). Director, The Phoenix Companies, Inc.
   30 Rockefeller Plaza,                                                    (2001-present) and Phoenix Life Insurance Company
   59th Floor                                                               (1989-present).
   New York, NY 10020
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin (56)   Served since 1993.            49             Director, PXRE Corporation (Delaware) (1985-present),
                                                                            World Trust Fund (1991-present). Chairman (1997-2002),
   Chairman and President                                                   Director (1995-2002), Vice Chairman (1995-1997) and
                                                                            Chief Executive Officer (1995-2002), Phoenix
                                                                            Investment Partners, Ltd. Director, Executive Vice
                                                                            President and Chief Investment Officer, The Phoenix
                                                                            Companies, Inc. (2001-2002). Director (1994-2002) and
                                                                            Executive Vice President, Investments (1988-2002),
                                                                            Phoenix Life Insurance Company. Director (1983-2002)
                                                                            and Chairman (1995-2002), Phoenix Investment Counsel,
                                                                            Inc. Director (1984-2002) and President (1990-2000),
                                                                            Phoenix Equity Planning Corporation. Chairman and
                                                                            Chief Executive Officer, Phoenix/Zweig Advisers LLC
                                                                            (1999-2002). Director and President, Phoenix
                                                                            Investment Management Company (2001-2002). Director
                                                                            and Executive Vice President, Phoenix Life and Annuity
                                                                            Company (1996-2002). Director and Executive Vice
                                                                            President, PHL Variable Insurance Company (1995-2002).
                                                                            Director, Phoenix National Trust Company (1996-2002).
                                                                            Director and Vice President, PM Holdings, Inc.
                                                                            (1985-2002). Director, PHL Associates, Inc.
                                                                            (1995-2002). Director (1992-2002) and President
                                                                            (1992-1994), WS Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates (56)          Served since 1993.            28            Chairman, IBEX Capital Markets Inc. (financial
   IBEX Capital Markets, Inc.                                               services) (1997-present). Managing Director, Wydown
   60 State Street, Ste. 950                                                Group (consulting firm) (1994-present). Director,
   Boston, MA 02109                                                         Investors Financial Service Corporation
                                                                            (1995-present), Investors Bank & Trust Corporation
                                                                            (1995-present), Plymouth Rubber Co. (1995-present),
                                                                            Stifel Financial (1996-present), Connecticut River
                                                                            Bancorp (1998-present), Connecticut River Bank
                                                                            (1998-present), 1Mind, Inc. (1999-present) and
                                                                            1Mind.com (2000-present). Director and Treasurer,
                                                                            Endowment for Health, Inc. (2000-present). Chairman,
                                                                            Emerson Investment Management, Inc. (2000-present).
                                                                            Member, Chief Executives Organization (1996-present).
                                                                            Vice Chairman, Massachusetts Housing Partnership
                                                                            (1998-1999). Director, Blue Cross and Blue Shield of
                                                                            New Hampshire (1994-1999), AIB Govett Funds
                                                                            (1991-2000) and Command Systems, Inc. (1998-2000).
                                                                            Director, Phoenix Investment Partners, Ltd.
                                                                            (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------



  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd., and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, IBEX Capital Markets, Inc. and Phoenix and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                                  POSITION(S) HELD WITH
    NAME, (AGE), AND               TRUST AND LENGTH OF                         PRINCIPAL OCCUPATION(S)
         ADDRESS                      TIME SERVED                                DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (58)         Executive Vice President      Executive Vice President and Chief Financial Officer (1999-present),
                                since 2000.                   Senior Vice President and Chief Financial Officer (1995-1999),
                                                              Phoenix Investment Partners, Ltd. Director (1998-present), Senior
                                                              Vice President, Finance (1990-present), Chief Financial Officer
                                                              (1996-present), and Treasurer (1998-present), Phoenix Equity
                                                              Planning Corporation. Director (1998-present), Senior Vice President
                                                              (1990-present), Chief Financial Officer (1996-present) and Treasurer
                                                              (1994-present), Phoenix Investment Counsel, Inc. Senior Vice
                                                              President and Chief Financial Officer, Duff & Phelps Investment
                                                              Management Co. (1996-present). Vice President, Phoenix Fund Complex
                                                              (1990-present).
-----------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry (50)           Executive Vice President      President, Private Client Group (1999-present), Executive Vice
                                since 2000.                   President, Retail Division (1997-1999), Phoenix Investment Partners,
                                                              Ltd. President, Private Client Group, Phoenix Equity Planning
                                                              Corporation (2000-present). Executive Vice President, Phoenix Fund
                                                              Complex (1998-present).
-----------------------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen (54)       Vice President since 1999.    Vice President and Compliance Officer, Phoenix Investment Partners,
                                                              Ltd. (1999-present) and Phoenix Investment Counsel, Inc.
                                                              (1999-present). Vice President, Phoenix Fund Complex (1999-present).
                                                              Compliance Officer (2000-present) and Associate Compliance Officer
                                                              (1999), PXP Securities Corp. Vice President, Risk Management
                                                              Liaison, Bank of America (1996-1999). Vice President, Securities
                                                              Compliance, The Prudential Insurance Company of America (1993-1996).
                                                              Branch Chief/Financial Analyst, Securities and Exchange Commission,
                                                              Division of Investment Management (1972-1993).
-----------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (50)         Treasurer since 2000.         Vice President, Fund Accounting (1994-present) and Treasurer
                                                              (1996-present), Phoenix Equity Planning Corporation. Treasurer,
                                                              Phoenix Fund Complex (1994-present).
-----------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth (44)         Secretary since 2002.         Vice President and Insurance and Investment Products Counsel
  One American Row                                            (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
  Hartford, CT 06102
-----------------------------------------------------------------------------------------------------------------------------------

PHOENIX MULTI-SERIES TRUST

101 Munson Street
Greenfield, Massachusetts 01301



TRUSTEES

Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.


OFFICERS

Philip R. McLoughlin, President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary


INVESTMENT ADVISER

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480


PRINCIPAL UNDERWRITER

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480


TRANSFER AGENT

Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480


CUSTODIAN

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110


HOW TO CONTACT US

Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                         WWW.PHOENIXINVESTMENTS.COM




--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

----------------
    PRESORTED
    STANDARD
  U.S. POSTAGE
     PAID
LOUISVILLE, KY
PERMIT NO. 1051
---------------


[GRAPHIC OMITTED]

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[GRAPHIC OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-8000-243-4361 or PHOENIXINVESTMENTS.COM.



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OF YOUR FUND
COMMUNICATIONS
NOW AVAILABLE!

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and log in. Select an account, then click the "E-Delivery" button.



PXP 1621 (12/02)